Quarterly Report
June 30, 2021
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2021
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.8% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	39,471	$3,367,271
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Class B	11,414	2,373,770
Apparel Retail - 1.3%
Ross Stores Inc.	61,147	7,582,228
Application Software - 3.5%
Adobe Inc. (a)	7,232	4,235,348
Intuit Inc.	2,604	1,276,403
salesforce.com Inc. (a)	45,097	11,015,844
Splunk Inc. (a)	27,060	3,912,335
		20,439,930
Asset Management & Custody Banks - 0.2%
The Blackstone Group Inc.	12,135	1,178,794
Auto Parts & Equipment - 0.1%
Magna International, Inc.	4,000	370,560
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	5,834	3,303,269
Biotechnology - 1.1%
Biogen Inc. (a)	4,608	1,595,612
BioMarin Pharmaceutical Inc. (a)	23,437	1,955,583
Vertex Pharmaceuticals Inc. (a)	14,263	2,875,849
		6,427,044
Building Products - 1.0%
Allegion PLC	14,693	2,046,735
Trane Technologies PLC	21,646	3,985,894
		6,032,629
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	7,493	5,405,825
Comcast Corp., Class A	64,275	3,664,960
		9,070,785
Communications Equipment - 0.2%
Cisco Systems Inc.	23,526	1,246,878
Construction Materials - 0.8%
Martin Marietta Materials Inc.	13,165	4,631,579
Data Processing & Outsourced Services - 4.8%
Fidelity National Information Services Inc.	12,880	1,824,710
Mastercard Inc., Class A	18,425	6,726,783
PayPal Holdings Inc. (a)	12,891	3,757,469
Visa Inc., Class A	68,815	16,090,323
		28,399,285
Diversified Banks - 2.7%
JPMorgan Chase & Co.	100,250	15,592,885
Diversified Support Services - 1.1%
Cintas Corp.	9,212	3,518,984
IAA Inc. (a)	51,434	2,805,210
		6,324,194
	Number of Shares	Fair Value
Electric Utilities - 0.8%
NextEra Energy Inc.	63,315	$4,639,723
Electronic Components - 2.3%
Amphenol Corp., Class A	77,530	5,303,827
Corning Inc.	199,918	8,176,646
		13,480,473
Electronic Equipment & Instruments - 0.6%
Keysight Technologies Inc. (a)	21,586	3,333,094
Environmental & Facilities Services - 1.4%
Waste Management Inc.	57,740	8,089,951
Financial Exchanges & Data - 1.7%
CME Group Inc.	23,269	4,948,851
MSCI Inc.	2,066	1,101,343
S&P Global Inc.	5,609	2,302,214
Tradeweb Markets Inc., Class A	15,880	1,342,813
		9,695,221
Footwear - 0.8%
NIKE Inc., Class B	30,771	4,753,812
Healthcare Equipment - 3.9%
Becton Dickinson & Co.	17,734	4,312,731
Boston Scientific Corp. (a)	161,050	6,886,498
Edwards Lifesciences Corp. (a)	21,761	2,253,787
Medtronic PLC	34,468	4,278,513
Tandem Diabetes Care Inc. (a)	15,269	1,487,201
Zimmer Biomet Holdings Inc.	21,414	3,443,799
		22,662,529
Healthcare Services - 0.6%
Cigna Corp.	15,318	3,631,438
Home Improvement Retail - 2.0%
Lowe's Companies Inc.	51,026	9,897,513
The Home Depot Inc.	5,809	1,852,432
		11,749,945
Hotels, Resorts & Cruise Lines - 0.9%
Marriott International Inc., Class A (a)	40,592	5,541,620
Household Products - 1.3%
Colgate-Palmolive Co.	26,458	2,152,358
The Procter & Gamble Co.	41,450	5,592,849
		7,745,207
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	15,049	2,122,210
Industrial Conglomerates - 1.6%
Honeywell International Inc.	42,898	9,409,676
Industrial Gases - 1.4%
Air Products & Chemicals Inc.	29,045	8,355,666
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	16,216	4,980,096
Xylem Inc.	19,941	2,392,122
		7,372,218

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	10,770	$1,515,124
Integrated Oil & Gas - 0.9%
Chevron Corp.	28,197	2,953,354
Exxon Mobil Corp.	34,562	2,180,171
		5,133,525
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	15,499	1,479,225
Interactive Media & Services - 8.1%
Alphabet Inc., Class C (a)	3,872	9,704,471
Alphabet Inc., Class A (a)	8,351	20,391,388
Facebook Inc., Class A (a)	49,603	17,247,459
		47,343,318
Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc. (a)	8,210	28,243,714
Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	32,705	2,381,251
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	7,083	2,087,998
Life & Health Insurance - 0.1%
Lincoln National Corp.	13,275	834,201
Life Sciences Tools & Services - 1.0%
IQVIA Holdings Inc. (a)	23,906	5,792,902
Managed Healthcare - 1.9%
Humana Inc.	7,890	3,493,061
UnitedHealth Group Inc.	19,623	7,857,834
		11,350,895
Movies & Entertainment - 2.2%
Netflix Inc. (a)	8,312	4,390,482
The Walt Disney Co. (a)	48,868	8,589,528
		12,980,010
Multi-Line Insurance - 0.3%
American International Group Inc.	32,961	1,568,944
Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	24,474	6,801,814
Multi-Utilities - 1.5%
Sempra Energy	66,388	8,795,082
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	50,828	1,627,004
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	104,419	6,359,117
Pioneer Natural Resources Co.	12,248	1,990,545
		8,349,662
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	136,534	8,525,183
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	8,262	2,627,977
	Number of Shares	Fair Value
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	66,185	$4,422,481
Elanco Animal Health Inc. (a)	30,630	1,062,555
Johnson & Johnson	21,910	3,609,453
Merck & Company Inc.	119,592	9,300,670
Viatris Inc.	168,682	2,410,466
		20,805,625
Property & Casualty Insurance - 1.0%
Chubb Ltd.	36,860	5,858,528
Railroads - 0.6%
Union Pacific Corp.	16,861	3,708,240
Regional Banks - 3.1%
First Republic Bank	41,904	7,843,172
Regions Financial Corp.	340,508	6,871,451
SVB Financial Group (a)	6,236	3,469,898
		18,184,521
Restaurants - 0.6%
McDonald's Corp.	15,031	3,472,011
Semiconductor Equipment - 1.6%
Applied Materials Inc.	66,294	9,440,266
Semiconductors - 4.8%
NVIDIA Corp.	10,794	8,636,279
QUALCOMM Inc.	72,087	10,303,395
Texas Instruments Inc.	46,354	8,913,874
		27,853,548
Soft Drinks - 0.8%
PepsiCo Inc.	32,409	4,802,042
Specialized REITs - 1.3%
American Tower Corp.	27,531	7,437,224
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	20,172	1,561,515
Ecolab Inc.	3,681	758,176
PPG Industries Inc.	5,059	858,866
		3,178,557
Systems Software - 6.9%
Microsoft Corp.	132,349	35,853,344
Oracle Corp.	25,751	2,004,458
ServiceNow Inc. (a)	4,975	2,734,011
		40,591,813
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	199,651	27,344,201
Trading Companies & Distributors - 1.1%
United Rentals Inc. (a)	21,116	6,736,215
Trucking - 0.1%
Lyft Inc., Class A (a)	7,874	476,220
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	13,133	1,902,052
Total Common Stock (Cost $337,346,497)		578,152,776

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $7,091,025)	7,091,025	$7,091,025
Total Investments (Cost $344,437,522)		585,243,801
Liabilities in Excess of Other Assets, net - (0.0)%*		(63,980)
NET ASSETS - 100.0%		$585,179,821

Other Information:

The Fund had the following long futures contracts open at June 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	13	$2,762,632	$2,787,590	$24,958
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$578,152,776	$—	$—	$578,152,776
Short-Term Investments	7,091,025	—	—	7,091,025
Total Investments in Securities	$585,243,801	$—	$—	$585,243,801
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	24,958	—	—	24,958
Total Other Financial Instruments	$24,958	$—	$—	$24,958

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,363,497	$5,363,497	$56,746,268	$55,018,740	$—	$—	7,091,025	$7,091,025	$2,811
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.3% †
Apparel Retail - 1.9%
Ross Stores Inc.	15,581	$1,932,044
Application Software - 5.8%
Adobe Inc. (a)	1,181	691,641
salesforce.com Inc. (a)	13,290	3,246,348
Splunk Inc. (a)	12,951	1,872,456
		5,810,445
Biotechnology - 2.6%
BioMarin Pharmaceutical Inc. (a)	14,316	1,194,527
Vertex Pharmaceuticals Inc. (a)	6,870	1,385,198
		2,579,725
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	2,006	1,447,229
Data Processing & Outsourced Services - 7.3%
Fidelity National Information Services Inc.	9,166	1,298,547
Mastercard Inc., Class A	4,164	1,520,235
Visa Inc., Class A	19,265	4,504,542
		7,323,324
Electronic Components - 1.6%
Corning Inc.	38,747	1,584,752
Financial Exchanges & Data - 1.3%
S&P Global Inc.	3,128	1,283,888
Healthcare Equipment - 3.2%
Boston Scientific Corp. (a)	44,188	1,889,479
Intuitive Surgical Inc. (a)	1,469	1,350,951
		3,240,430
Home Improvement Retail - 2.7%
Lowe's Companies Inc.	14,187	2,751,852
Industrial Conglomerates - 1.7%
Honeywell International Inc.	7,912	1,735,497
Industrial Gases - 1.0%
Air Products & Chemicals Inc.	3,448	991,921
Industrial Machinery - 1.5%
Parker-Hannifin Corp.	4,837	1,485,491
Interactive Media & Services - 13.2%
Alphabet Inc., Class C (a)	2,290	5,739,473
Alphabet Inc., Class A (a)	821	2,004,709
Facebook Inc., Class A (a)	16,045	5,579,007
		13,323,189
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. ADR (a)	4,287	972,206
Amazon.com Inc. (a)	1,706	5,868,913
		6,841,119
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	19,441	1,415,499
	Number of Shares	Fair Value
Managed Healthcare - 2.6%
UnitedHealth Group Inc.	6,530	$2,614,873
Movies & Entertainment - 1.3%
The Walt Disney Co. (a)	7,465	1,312,123
Pharmaceuticals - 1.3%
Elanco Animal Health Inc. (a)	38,953	1,351,280
Regional Banks - 1.2%
First Republic Bank	6,609	1,237,007
Semiconductor Equipment - 2.8%
Applied Materials Inc.	20,021	2,850,990
Semiconductors - 6.2%
NVIDIA Corp.	3,957	3,165,996
QUALCOMM Inc.	21,448	3,065,562
		6,231,558
Soft Drinks - 1.7%
PepsiCo Inc.	11,662	1,727,959
Specialized REITs - 1.2%
American Tower Corp.	4,525	1,222,384
Systems Software - 11.6%
Microsoft Corp.	33,855	9,171,319
ServiceNow Inc. (a)	4,518	2,482,867
		11,654,186
Technology Hardware, Storage & Peripherals - 8.5%
Apple Inc.	62,939	8,620,126
Trading Companies & Distributors - 1.7%
United Rentals Inc. (a)	5,357	1,708,937
Trucking - 0.8%
Lyft Inc., Class A (a)	12,780	772,934
Total Common Stock (Cost $43,745,671)		95,050,762
Exchange Traded & Mutual Funds - 2.7%
The Consumer Discretionary Select Sector SPDR Fund (b)	10,976	1,959,765
The Technology Select Sector SPDR Fund (b)	5,519	814,935
Total Exchange Traded & Mutual Funds (Cost $2,271,364)		2,774,700
Total Investments in Securities (Cost $46,017,035)		97,825,462
Short-Term Investments - 3.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $3,331,437)	3,331,437	3,331,437
Total Investments (Cost $49,348,472)		101,156,899
Liabilities in Excess of Other Assets, net - (0.3)%		(334,691)
NET ASSETS - 100.0%		$100,822,208

See Notes to Schedule of Investments.
4	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	September 2021	12	$2,542,319	$2,573,160	$30,841
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
(d)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
†	Percentages are based on net assets as of June 30, 2021.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$95,050,762	$—	$—	$95,050,762
Exchange Traded & Mutual Funds	2,774,700	—	—	2,774,700
Short-Term Investments	3,331,437	—	—	3,331,437
Total Investments in Securities	$101,156,899	$—	$—	$101,156,899
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	30,841	—	—	30,841
Total Other Financial Instruments	$30,841	$—	$—	$30,841

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,019,025	$1,019,025	$11,154,793	$8,842,381	$—	$—	3,331,437	$3,331,437	$702
The Consumer Discretionary Select Sector SPDR Fund	6,161	905,544	1,080,788	270,013	80,849	162,597	10,976	1,959,765	6,620
The Technology Select Sector SPDR Fund	1,111	129,653	609,329	27,178	1,033	102,098	5,519	814,935	3,500
TOTAL		$2,054,222	$12,844,910	$9,139,572	$81,882	$264,695		$6,106,137	$10,822
See Notes to Schedule of Investments.
State Street Institutional Premier Growth Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.6% †
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	58,392	$7,613,149
Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	251,903	17,003,453
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings Inc. (a)	7,258	494,342
Echo Global Logistics Inc. (a)	29,654	911,564
Forward Air Corp.	13,690	1,228,678
Hub Group Inc., Class A (a)	13,014	858,664
		3,493,248
Airlines - 0.1%
Allegiant Travel Co. (a)	7,828	1,518,632
Aluminum - 0.2%
Alcoa Corp. (a)	74,161	2,732,091
Apparel Retail - 0.6%
American Eagle Outfitters Inc.	81,961	3,075,997
The Buckle Inc.	89,823	4,468,694
		7,544,691
Application Software - 5.2%
ACI Worldwide Inc. (a)	159,694	5,931,035
Altair Engineering Inc., Class A (a)	59,853	4,128,062
Blackbaud Inc. (a)	126,960	9,721,327
Blackline Inc. (a)	53,564	5,960,066
Box Inc., Class A (a)	31,140	795,627
Cornerstone OnDemand Inc. (a)	74,034	3,818,674
Envestnet Inc. (a)	37,500	2,844,750
J2 Global Inc. (a)	5,955	819,110
Medallia Inc. (a)	222,500	7,509,375
New Relic Inc. (a)	123,000	8,237,310
Q2 Holdings Inc. (a)	60,360	6,191,729
Sumo Logic Inc. (a)	133,000	2,746,450
Workiva Inc. (a)	46,500	5,176,845
Yext Inc. (a)	345,500	4,937,195
		68,817,555
Asset Management & Custody Banks - 0.1%
Artisan Partners Asset Management Inc., Class A	14,219	722,610
Diamond Hill Investment Group Inc.	3,681	615,868
Federated Hermes Inc.	18,086	613,296
		1,951,774
Auto Parts & Equipment - 1.1%
Dana Inc.	94,661	2,249,145
Dorman Products Inc. (a)	96,711	10,026,029
LCI Industries	12,989	1,707,015
Standard Motor Products Inc.	20,273	878,835
		14,861,024
Automobile Manufacturers - 1.0%
Thor Industries Inc.	113,091	12,779,283
Automotive Retail - 1.6%
America's Car-Mart Inc. (a)	19,844	2,812,292
Camping World Holdings Inc., Class A	14,643	600,216
Group 1 Automotive Inc.	39,667	6,125,775
	Number of Shares	Fair Value
Monro Inc.	29,774	$1,890,947
Murphy USA Inc.	73,325	9,779,355
		21,208,585
Biotechnology - 1.5%
Avid Bioservices Inc. (a)	122,434	3,140,432
Catalyst Pharmaceuticals Inc. (a)	297,791	1,712,298
CytomX Therapeutics Inc. (a)	44,909	284,274
Eagle Pharmaceuticals Inc. (a)	7,041	301,355
Emergent BioSolutions Inc. (a)	79,215	4,989,753
Heron Therapeutics Inc. (a)	272,017	4,221,704
Ironwood Pharmaceuticals Inc. (a)	42,651	548,919
Ovid therapeutics Inc. (a)	237,842	929,962
Puma Biotechnology Inc. (a)	115,529	1,060,556
Vanda Pharmaceuticals Inc. (a)	32,400	696,924
Veracyte Inc. (a)	65,500	2,618,690
		20,504,867
Building Products - 1.0%
American Woodmark Corp. (a)	12,628	1,031,581
Builders FirstSource Inc. (a)	20,098	857,381
CSW Industrials Inc.	23,500	2,783,810
Gibraltar Industries Inc. (a)	93,687	7,149,255
UFP Industries Inc.	27,562	2,048,959
		13,870,986
Commodity Chemicals - 0.6%
Hawkins Inc.	18,515	606,366
Koppers Holdings Inc. (a)	234,477	7,585,331
		8,191,697
Communications Equipment - 0.8%
Casa Systems Inc. (a)	86,488	767,148
CommScope Holding Company Inc. (a)	50,800	1,082,548
Extreme Networks Inc. (a)	317,335	3,541,459
NETGEAR Inc. (a)	14,433	553,073
Plantronics Inc. (a)	70,184	2,928,778
Viavi Solutions Inc. (a)	70,933	1,252,677
		10,125,683
Computer & Electronics Retail - 0.2%
Rent-A-Center Inc.	58,317	3,094,883
Construction & Engineering - 1.5%
Comfort Systems USA Inc.	9,827	774,269
Dycom Industries Inc. (a)	182,207	13,579,888
EMCOR Group Inc.	9,352	1,152,073
MasTec Inc. (a)	12,468	1,322,855
Valmont Industries Inc.	12,923	3,050,474
		19,879,559
Construction Machinery & Heavy Trucks - 1.0%
Alamo Group Inc.	13,673	2,087,594
Astec Industries Inc.	51,432	3,237,130
Meritor Inc. (a)	119,554	2,799,955
The Greenbrier Companies Inc.	58,520	2,550,302
The Manitowoc Company Inc. (a)	65,375	1,601,687
Wabash National Corp.	98,104	1,569,664
		13,846,332

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Construction Materials - 0.1%
Eagle Materials Inc.	11,644	$1,654,729
Consumer Electronics - 0.2%
GoPro Inc., Class A (a)	78,828	918,346
Sonos Inc. (a)	42,430	1,494,809
Universal Electronics Inc. (a)	9,344	453,184
		2,866,339
Consumer Finance - 0.4%
Curo Group Holdings Corp.	35,714	607,138
PROG Holdings Inc.	86,808	4,178,069
		4,785,207
Data Processing & Outsourced Services - 0.8%
Cass Information Systems Inc.	13,120	534,640
CSG Systems International Inc.	66,796	3,151,435
EVERTEC Inc.	28,644	1,250,311
Maximus Inc.	10,267	903,188
TTEC Holdings Inc.	7,204	742,661
Verra Mobility Corp. (a)	227,509	3,496,813
		10,079,048
Distillers & Vintners - 1.1%
MGP Ingredients Inc.	223,910	15,145,272
Distributors - 0.6%
LKQ Corp. (a)	149,397	7,353,320
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	47,193	2,796,657
Materion Corp.	13,120	988,592
		3,785,249
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	42,009	799,011
American Assets Trust Inc.	49,397	1,842,014
Essential Properties Realty Trust Inc.	39,032	1,055,425
Gladstone Commercial Corp.	31,089	701,368
		4,397,818
Diversified Support Services - 1.6%
Healthcare Services Group Inc.	134,119	4,234,137
IAA Inc. (a)	44,272	2,414,595
Matthews International Corp., Class A	67,891	2,441,360
Ritchie Bros Auctioneers Inc.	175,869	10,425,514
UniFirst Corp.	6,035	1,416,053
		20,931,659
Education Services - 0.3%
American Public Education Inc. (a)	17,421	493,711
Perdoceo Education Corp. (a)	23,548	288,934
Stride Inc. (a)	99,148	3,185,625
		3,968,270
Electric Utilities - 0.7%
ALLETE Inc.	15,285	1,069,644
IDACORP Inc.	78,902	7,692,945
		8,762,589
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	7,052	$1,318,935
Atkore Inc. (a)	23,140	1,642,940
Regal Beloit Corp.	16,925	2,259,657
		5,221,532
Electronic Components - 1.5%
Belden Inc.	183,135	9,261,137
II-VI Inc. (a)	30,471	2,211,890
Littelfuse Inc.	24,865	6,335,353
Rogers Corp. (a)	10,922	2,193,138
		20,001,518
Electronic Equipment & Instruments - 0.4%
Advanced Energy Industries Inc.	10,295	1,160,350
National Instruments Corp.	98,478	4,163,650
OSI Systems Inc. (a)	2,435	247,493
		5,571,493
Electronic Manufacturing Services - 0.4%
Methode Electronics Inc.	36,146	1,778,745
Plexus Corp. (a)	23,551	2,152,797
Sanmina Corp. (a)	23,725	924,326
		4,855,868
Environmental & Facilities Services - 0.6%
Clean Harbors Inc. (a)	84,989	7,915,876
Food Distributors - 0.3%
Performance Food Group Co. (a)	92,585	4,489,447
Food Retail - 0.1%
Sprouts Farmers Market Inc. (a)	32,709	812,819
Footwear - 0.7%
Deckers Outdoor Corp. (a)	9,220	3,541,125
Wolverine World Wide Inc.	165,500	5,567,420
		9,108,545
Gas Utilities - 0.1%
Spire Inc.	20,238	1,462,600
Health Care REITs - 0.3%
CareTrust REIT Inc.	49,680	1,154,066
Community Healthcare Trust Inc.	27,796	1,319,198
LTC Properties Inc.	10,510	403,479
National Health Investors Inc.	8,715	584,341
		3,461,084
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	106,030	2,906,282
Covetrus Inc. (a)	168,076	4,538,052
		7,444,334
Healthcare Equipment - 5.2%
Accuray Inc. (a)	105,935	478,826
AtriCure Inc. (a)	66,500	5,275,445
Cardiovascular Systems Inc. (a)	146,500	6,248,225
CONMED Corp.	63,000	8,658,090
Electromed Inc. (a)	32,922	371,689
Envista Holdings Corp. (a)	34,200	1,477,782

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Globus Medical Inc., Class A (a)	65,000	$5,039,450
Hill-Rom Holdings Inc.	74,188	8,427,015
Integra LifeSciences Holdings Corp. (a)	123,910	8,455,619
IntriCon Corp. (a)	67,053	1,507,352
LeMaitre Vascular Inc.	24,797	1,513,113
Masimo Corp. (a)	7,500	1,818,375
Natus Medical Inc. (a)	49,031	1,273,825
Outset Medical Inc. (a)	50,500	2,523,990
Penumbra Inc. (a)	18,500	5,070,110
STERIS PLC	28,718	5,924,523
Tactile Systems Technology Inc. (a)	75,000	3,900,000
Vapotherm Inc. (a)	64,000	1,512,960
		69,476,389
Healthcare Facilities - 0.9%
Acadia Healthcare Company Inc. (a)	108,663	6,818,603
Hanger Inc. (a)	72,756	1,839,272
Select Medical Holdings Corp.	38,898	1,643,830
The Ensign Group Inc.	13,608	1,179,405
		11,481,110
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	21,911	1,911,516
Amedisys Inc. (a)	4,854	1,188,890
AMN Healthcare Services Inc. (a)	27,783	2,694,395
Cross Country Healthcare Inc. (a)	57,376	947,278
MEDNAX Inc. (a)	90,616	2,732,073
ModivCare Inc. (a)	3,802	646,606
Tivity Health Inc. (a)	27,872	733,312
		10,854,070
Healthcare Supplies - 1.0%
Avanos Medical Inc. (a)	112,085	4,076,531
BioLife Solutions Inc. (a)	71,652	3,189,231
ICU Medical Inc. (a)	9,923	2,042,153
Meridian Bioscience Inc. (a)	72,626	1,610,845
Pulmonx Corp. (a)	45,000	1,985,400
		12,904,160
Healthcare Technology - 1.1%
Computer Programs & Systems Inc.	20,460	679,886
Inspire Medical Systems Inc. (a)	28,000	5,411,280
NextGen Healthcare Inc. (a)	135,290	2,244,461
Omnicell Inc. (a)	45,118	6,833,121
		15,168,748
Home Building - 1.1%
Cavco Industries Inc. (a)	7,446	1,654,427
Century Communities Inc.	16,040	1,067,301
Green Brick Partners Inc. (a)	27,439	623,963
LGI Homes Inc. (a)	3,587	580,879
M/I Homes Inc. (a)	13,315	781,191
Meritage Homes Corp. (a)	7,681	722,628
Skyline Champion Corp. (a)	21,517	1,146,856
Taylor Morrison Home Corp. (a)	132,785	3,508,180
TopBuild Corp. (a)	18,914	3,740,811
Tri Pointe Homes Inc. (a)	29,514	632,485
		14,458,721
	Number of Shares	Fair Value
Home Furnishing Retail - 0.3%
The Aaron's Co. Inc.	111,084	$3,553,577
Home Furnishings - 0.3%
Hooker Furniture Corp.	20,810	720,858
La-Z-Boy Inc.	79,386	2,940,458
		3,661,316
Home Improvement Retail - 0.0% *
Lumber Liquidators Holdings Inc. (a)	17,746	374,441
Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	207,612	3,161,931
Hotels, Resorts & Cruise Lines - 0.1%
Wyndham Hotels & Resorts Inc.	13,799	997,530
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,986	1,137,406
Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	45,920	2,217,936
Central Garden & Pet Co. (a)	13,580	718,789
		2,936,725
Human Resource & Employment Services - 0.3%
ASGN Inc. (a)	12,445	1,206,294
Kforce Inc.	25,423	1,599,869
TriNet Group Inc. (a)	8,341	604,556
		3,410,719
Hypermarkets & Super Centers - 0.1%
BJ's Wholesale Club Holdings Inc. (a)	27,099	1,289,370
Industrial Machinery - 7.9%
Albany International Corp., Class A	12,500	1,115,750
Altra Industrial Motion Corp.	267,917	17,419,963
Barnes Group Inc.	223,293	11,443,766
Crane Co.	134,855	12,456,556
Enerpac Tool Group Corp.	329,858	8,780,820
ESCO Technologies Inc.	34,000	3,189,540
Evoqua Water Technologies Corp. (a)	250,000	8,445,000
John Bean Technologies Corp.	73,500	10,482,570
L B Foster Co., Class A (a)	26,371	491,555
Lydall Inc. (a)	45,297	2,741,375
Mueller Industries Inc.	125,395	5,430,858
Standex International Corp.	28,200	2,676,462
The Timken Co.	167,113	13,467,637
TriMas Corp. (a)	141,240	4,283,809
Woodward Inc.	22,102	2,715,894
		105,141,555
Industrial REITs - 0.6%
EastGroup Properties Inc.	45,146	7,424,259
Innovative Industrial Properties Inc.	4,986	952,426
		8,376,685
Insurance Brokers - 0.2%
BRP Group Inc., Class A (a)	83,000	2,211,950

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com Inc., Class A (a)	35,378	$1,127,497
Overstock.com Inc. (a)	7,080	652,776
Revolve Group Inc. (a)	80,664	5,557,749
		7,338,022
Investment Banking & Brokerage - 1.3%
Houlihan Lokey Inc.	17,447	1,426,990
Moelis & Co., Class A	9,675	550,411
Piper Sandler Cos.	33,678	4,363,321
PJT Partners Inc., Class A	7,137	509,439
Raymond James Financial Inc.	47,092	6,117,251
Stifel Financial Corp.	46,544	3,018,844
Stonex Group Inc. (a)	7,672	465,460
Virtu Financial Inc., Class A	44,687	1,234,702
		17,686,418
IT Consulting & Other Services - 0.5%
Perficient Inc. (a)	15,252	1,226,566
Unisys Corp. (a)	237,916	6,021,654
		7,248,220
Leisure Products - 1.9%
Acushnet Holdings Corp.	15,132	747,521
Johnson Outdoors Inc., Class A	9,406	1,138,126
Malibu Boats Inc., Class A (a)	120,625	8,845,431
MasterCraft Boat Holdings Inc. (a)	35,417	931,113
Polaris Inc.	98,049	13,428,791
		25,090,982
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	62,780	2,029,050
Trupanion Inc. (a)	31,216	3,592,961
		5,622,011
Life Sciences Tools & Services - 3.1%
Bruker Corp.	93,904	7,134,826
ICON PLC (a)	45,447	9,394,349
Medpace Holdings Inc. (a)	11,018	1,946,109
Repligen Corp. (a)	47,674	9,516,684
Syneos Health Inc. (a)	141,050	12,622,565
		40,614,533
Marine - 0.1%
Kirby Corp. (a)	30,635	1,857,706
Metal & Glass Containers - 0.1%
Silgan Holdings Inc.	19,305	801,158
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	78,043	2,920,369
Office REITs - 0.7%
Corporate Office Properties Trust	51,004	1,427,602
Cousins Properties Inc.	141,787	5,214,926
Easterly Government Properties Inc.	106,483	2,244,662
		8,887,190
Office Services & Supplies - 0.9%
HNI Corp.	35,523	1,561,946
	Number of Shares	Fair Value
MSA Safety Inc.	63,414	$10,500,090
		12,062,036
Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	76,392	2,492,671
Oil & Gas Equipment & Services - 0.4%
ChampionX Corp. (a)	69,274	1,776,878
Oil States International Inc. (a)	383,916	3,013,741
		4,790,619
Oil & Gas Exploration & Production - 1.0%
Cimarex Energy Co.	14,693	1,064,508
Denbury Inc. (a)	34,998	2,687,146
Northern Oil & Gas Inc.	105,400	2,189,158
PDC Energy Inc.	121,216	5,550,481
Southwestern Energy Co. (a)	218,679	1,239,910
		12,731,203
Packaged Foods & Meats - 3.9%
Hostess Brands Inc. (a)	459,500	7,439,305
J&J Snack Foods Corp.	25,000	4,360,250
John B Sanfilippo & Son Inc.	13,074	1,157,964
Lancaster Colony Corp.	42,000	8,127,420
Sanderson Farms Inc.	85,362	16,045,495
The Simply Good Foods Co. (a)	224,900	8,211,099
TreeHouse Foods Inc. (a)	96,000	4,273,920
Utz Brands Inc.	103,000	2,244,370
		51,859,823
Paper Packaging - 0.1%
UFP Technologies Inc. (a)	17,909	1,028,335
Personal Products - 0.5%
elf Beauty Inc. (a)	161,000	4,369,540
Lifevantage Corp. (a)	26,601	195,517
Medifast Inc.	5,330	1,508,284
Nu Skin Enterprises Inc., Class A	8,668	491,042
USANA Health Sciences Inc. (a)	4,690	480,397
		7,044,780
Pharmaceuticals - 0.5%
Amneal Pharmaceuticals Inc. (a)	245,860	1,258,803
Prestige Consumer Healthcare Inc. (a)	90,000	4,689,000
SIGA Technologies Inc. (a)	175,940	1,104,903
		7,052,706
Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	45,586	2,721,028
Argo Group International Holdings Ltd.	120,855	6,263,915
James River Group Holdings Ltd.	81,780	3,068,386
Palomar Holdings Inc. (a)	35,000	2,641,100
RLI Corp.	39,185	4,098,359
Selective Insurance Group Inc.	64,000	5,193,600
Stewart Information Services Corp.	13,024	738,330
		24,724,718
Publishing - 1.0%
John Wiley & Sons Inc., Class A	231,765	13,947,618

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Regional Banks - 7.3%
1st Source Corp.	44,042	$2,046,191
Atlantic Union Bankshares Corp.	39,524	1,431,559
Bank OZK	54,908	2,314,921
BankUnited Inc.	25,256	1,078,179
Bryn Mawr Bank Corp.	43,000	1,814,170
Cadence BanCorp	119,521	2,495,598
Community Bank System Inc.	41,500	3,139,475
Cullen/Frost Bankers Inc.	36,823	4,124,176
CVB Financial Corp.	112,500	2,316,375
Enterprise Financial Services Corp.	42,247	1,959,838
Equity Bancshares Inc., Class A (a)	39,524	1,205,087
FB Financial Corp.	22,731	848,321
First Interstate BancSystem Inc., Class A	38,147	1,595,689
Fulton Financial Corp.	221,726	3,498,836
German American Bancorp Inc.	55,420	2,061,624
Glacier Bancorp Inc.	17,702	975,026
Great Western Bancorp Inc.	65,108	2,134,891
Independent Bank Corp.	120,022	9,061,661
Investors Bancorp Inc.	62,714	894,302
Lakeland Financial Corp.	10,168	626,756
National Bank Holdings Corp., Class A	38,775	1,463,368
Origin Bancorp Inc.	56,908	2,416,314
PacWest Bancorp	69,110	2,844,568
Peapack-Gladstone Financial Corp.	17,679	549,287
Pinnacle Financial Partners Inc.	22,206	1,960,568
Prosperity Bancshares Inc.	104,135	7,476,893
Renasant Corp.	154,755	6,190,200
Sandy Spring Bancorp Inc.	40,836	1,802,093
Stock Yards Bancorp Inc.	38,775	1,973,260
Texas Capital Bancshares Inc. (a)	24,002	1,523,887
UMB Financial Corp.	59,000	5,490,540
United Community Banks Inc.	48,872	1,564,393
Washington Trust Bancorp Inc.	32,000	1,643,200
Westamerica BanCorp	67,199	3,899,558
Western Alliance Bancorp	80,094	7,436,728
Wintrust Financial Corp.	46,150	3,490,324
		97,347,856
Research & Consulting Services - 0.2%
Resources Connection Inc.	190,391	2,734,015
Science Applications International Corp.	6,314	553,927
		3,287,942
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	43,624	2,398,448
Restaurants - 1.2%
Brinker International Inc. (a)	12,595	779,001
Cracker Barrel Old Country Store Inc.	11,833	1,756,727
Shake Shack Inc., Class A (a)	9,000	963,180
Texas Roadhouse Inc.	41,127	3,956,417
The Cheesecake Factory Inc. (a)	53,866	2,918,460
Wingstop Inc.	32,500	5,122,975
		15,496,760
	Number of Shares	Fair Value
Retail REITs - 0.3%
Alexander's Inc.	949	$254,285
Kite Realty Group Trust	43,985	968,110
Retail Opportunity Investments Corp.	94,104	1,661,877
The Macerich Co.	56,646	1,033,789
		3,918,061
Security & Alarm Services - 1.2%
The Brink's Co.	207,255	15,925,474
Semiconductor Equipment - 1.8%
Amkor Technology Inc.	35,419	838,368
Axcelis Technologies Inc. (a)	24,424	987,218
Brooks Automation Inc.	58,295	5,554,348
CMC Materials Inc.	50,023	7,540,467
Cohu Inc. (a)	24,098	886,565
Ichor Holdings Ltd. (a)	44,280	2,382,264
Onto Innovation Inc. (a)	71,660	5,234,046
Ultra Clean Holdings Inc. (a)	7,771	417,458
		23,840,734
Semiconductors - 0.7%
Cirrus Logic Inc. (a)	6,485	552,003
Diodes Inc. (a)	20,566	1,640,550
MaxLinear Inc. (a)	28,569	1,213,897
Semtech Corp. (a)	94,576	6,506,829
		9,913,279
Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	1,837	738,713
Primo Water Corp.	258,161	4,319,033
		5,057,746
Specialized Consumer Services - 1.2%
frontdoor Inc. (a)	121,088	6,032,604
OneSpaWorld Holdings Ltd. (a)	167,590	1,623,947
Terminix Global Holdings Inc. (a)	176,948	8,442,189
		16,098,740
Specialized REITs - 0.5%
CoreSite Realty Corp.	22,767	3,064,438
National Storage Affiliates Trust	16,085	813,258
PotlatchDeltic Corp.	35,195	1,870,614
QTS Realty Trust Inc., Class A	14,924	1,153,625
		6,901,935
Specialty Chemicals - 4.1%
Avient Corp.	163,872	8,055,947
Chase Corp.	14,000	1,436,540
Danimer Scientific Inc. (a)	61,462	1,539,623
HB Fuller Co.	16,531	1,051,537
Ingevity Corp. (a)	212,838	17,316,500
Innospec Inc.	34,000	3,080,740
Minerals Technologies Inc.	15,022	1,181,781
Quaker Chemical Corp.	19,897	4,719,369
Sensient Technologies Corp.	71,000	6,145,760
Stepan Co.	86,825	10,442,443
		54,970,240
Specialty Stores - 0.7%
Dick's Sporting Goods Inc.	19,090	1,912,627

See Notes to Schedule of Investments.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
National Vision Holdings Inc. (a)	69,000	$3,527,970
Sally Beauty Holdings Inc. (a)	191,000	4,215,370
		9,655,967
Steel - 0.5%
Carpenter Technology Corp.	35,293	1,419,484
Commercial Metals Co.	102,613	3,152,271
Steel Dynamics Inc.	24,216	1,443,274
		6,015,029
Systems Software - 1.4%
A10 Networks Inc. (a)	59,970	675,262
CommVault Systems Inc. (a)	9,879	772,241
Ping Identity Holding Corp. (a)	110,827	2,537,938
Progress Software Corp.	21,030	972,638
Qualys Inc. (a)	24,500	2,466,905
Sailpoint Technologies Holdings Inc. (a)	97,500	4,979,325
Tenable Holdings Inc. (a)	133,500	5,520,225
		17,924,534
Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	13,415	1,341,634
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage Inc., Class A (a)	329,000	6,425,370
Turtle Beach Corp. (a)	33,624	1,073,278
		7,498,648
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp Inc.	21,548	910,834
FS Bancorp Inc.	8,657	616,984
HomeStreet Inc.	41,623	1,695,721
Kearny Financial Corp.	82,094	981,023
Meta Financial Group Inc.	20,007	1,012,955
NMI Holdings Inc., Class A (a)	32,024	719,900
PennyMac Financial Services Inc.	10,599	654,170
	Number of Shares	Fair Value
Premier Financial Corp.	44,083	$1,252,398
Washington Federal Inc.	38,835	1,234,176
Waterstone Financial Inc.	38,010	747,277
WSFS Financial Corp.	114,346	5,327,380
		15,152,818
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc.	99,686	9,077,407
Boise Cascade Co.	24,586	1,434,593
GMS Inc. (a)	28,191	1,357,115
McGrath RentCorp.	18,335	1,495,586
Rush Enterprises Inc., Class B	21,274	811,390
Transcat Inc. (a)	10,000	565,100
		14,741,191
Trucking - 0.8%
ArcBest Corp.	16,072	935,230
Marten Transport Ltd.	92,631	1,527,485
Saia Inc. (a)	32,174	6,740,131
USA Truck Inc. (a)	45,916	737,870
Werner Enterprises Inc.	16,492	734,224
		10,674,940
Total Common Stock (Cost $799,542,477)		1,267,671,605
Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $62,099,545)	62,099,545	62,099,545
Total Investments (Cost $861,642,022)		1,329,771,150
Liabilities in Excess of Other Assets, net - (0.3)%		(4,496,870)
NET ASSETS - 100.0%		$1,325,274,280

Other Information:

The Fund had the following long futures contracts open at June 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2021	177	$20,407,627	$20,424,030	$16,403
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(d)	Coupon amount represents effective yield.
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

†	Percentages are based on net assets as of June 30, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	1,267,671,605	$—	$—	1,267,671,605
Short-Term Investments	62,099,545	—	—	62,099,545
Total Investments in Securities	$1,329,771,150	$—	$—	$1,329,771,150
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	16,403	—	—	16,403
Total Other Financial Instruments	$16,403	$—	$—	$16,403

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,664,602	$29,664,602	$307,873,060	$275,438,117	$—	$—	62,099,545	$62,099,545	$4,690
See Notes to Schedule of Investments.
12	State Street Institutional Small-Cap Equity Fund

State Street Institutional International Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.5% †
Australia - 1.8%
BHP Group PLC	71,260	$2,096,818
Brazil - 1.0%
Itau Unibanco Holding S.A. ADR (a)	191,869	1,153,133
Canada - 1.2%
Brookfield Asset Management Inc., Class A	25,742	1,314,644
Brookfield Asset Management Reinsurance Partners Ltd., Class A (b)	177	9,363
		1,324,007
China - 0.5%
Alibaba Group Holding Ltd. ADR (a)(b)	2,761	626,140
France - 20.4%
Air Liquide S.A.	17,745	3,107,328
AXA S.A.	72,370	1,835,338
BNP Paribas S.A.	37,409	2,345,491
Dassault Systemes SE	6,121	1,484,444
LVMH Moet Hennessy Louis Vuitton SE	4,513	3,539,257
Safran S.A.	17,698	2,453,925
Schneider Electric SE	23,780	3,741,671
Vivendi SE	60,523	2,033,365
Worldline S.A. (b)(c)	28,720	2,688,623
		23,229,442
Germany - 6.8%
adidas AG	4,462	1,660,998
HeidelbergCement AG	22,087	1,894,801
Infineon Technologies AG	49,148	1,971,186
SAP SE	15,627	2,202,351
		7,729,336
Hong Kong - 2.9%
AIA Group Ltd.	267,802	3,327,761
Ireland - 1.5%
Kerry Group PLC, Class A	12,135	1,695,248
Japan - 24.1%
Daikin Industries Ltd.	13,200	2,460,654
Disco Corp.	6,100	1,865,889
FANUC Corp.	4,449	1,074,069
Fast Retailing Company Ltd.	2,300	1,733,030
Hoya Corp.	22,254	2,953,432
Kao Corp.	20,200	1,243,959
Komatsu Ltd.	57,700	1,435,092
Mitsubishi UFJ Financial Group Inc.	429,374	2,321,536
Murata Manufacturing Company Ltd.	26,537	2,027,992
Nidec Corp.	8,058	934,740
Recruit Holdings Company Ltd.	55,100	2,715,533
Secom Company Ltd.	14,600	1,110,752
	Number of Shares	Fair Value
Shimadzu Corp.	43,443	$1,681,122
Shiseido Company Ltd.	31,338	2,307,080
Tokio Marine Holdings Inc.	34,649	1,594,622
		27,459,502
Netherlands - 7.2%
ASML Holding N.V. (a)	5,713	3,925,464
ING Groep N.V.	169,545	2,239,848
Koninklijke DSM N.V.	11,168	2,084,627
		8,249,939
Norway - 1.5%
Equinor ASA	79,921	1,692,001
Portugal - 1.0%
Galp Energia SGPS S.A.	103,070	1,118,656
Spain - 3.9%
Cellnex Telecom S.A. (c)	30,095	1,917,249
Industria de Diseno Textil S.A.	70,160	2,471,955
		4,389,204
Sweden - 2.3%
Assa Abloy AB, Class B	84,988	2,561,918
Switzerland - 10.0%
Givaudan S.A.	134	623,792
Nestle S.A.	32,790	4,087,265
Novartis AG	36,851	3,361,580
Roche Holding AG	8,713	3,285,461
		11,358,098
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	74,548	1,591,963
United Kingdom - 10.0%
Ashtead Group PLC	32,676	2,421,324
AstraZeneca PLC	26,553	3,185,067
London Stock Exchange Group PLC	21,536	2,371,148
Prudential PLC	97,416	1,848,392
Vodafone Group PLC	941,909	1,578,877
		11,404,808
Total Common Stock (Cost $79,640,185)		111,007,974
Short-Term Investments - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (d)(e) (Cost $800,671)	800,671	800,671
Total Investments (Cost $80,440,856)		111,808,645
Other Assets and Liabilities, net - 1.8%		1,996,592
NET ASSETS - 100.0%		$113,805,237

See Notes to Schedule of Investments.
State Street Institutional International Equity Fund	13

State Street Institutional International Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2021	6	$708,707	$691,230	$(17,477)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Non-income producing security.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $4,605,872 or 4.05% of the net assets of the State Street Institutional International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$111,007,974	$—	$—	$111,007,974
Short-Term Investments	800,671	—	—	800,671
Total Investments in Securities	$111,808,645	$—	$—	$111,808,645
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(17,477)	—	—	(17,477)
Total Other Financial Instruments	$(17,477)	$—	$—	$(17,477)
The Fund was invested in the following sectors at June 30, 2021 (unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.80%
Diversified Banks	7.21%
Semiconductor Equipment	5.18%
Packaged Foods & Meats	5.17%
Apparel, Accessories & Luxury Goods	4.66%
Life & Health Insurance	4.63%
Building Products	4.49%
See Notes to Schedule of Investments.
14	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Sector	Percentage (based on Fair Value)
Electrical Components & Equipment	4.19%
Apparel Retail	3.76%
Application Software	3.30%
Semiconductors	3.18%
Personal Products	3.17%
Industrial Gases	2.78%
Healthcare Supplies	2.64%
Integrated Oil & Gas	2.51%
Specialty Chemicals	2.43%
Human Resource & Employment Services	2.43%
Data Processing & Outsourced Services	2.40%
Aerospace & Defense	2.19%
Trading Companies & Distributors	2.17%
Financial Exchanges & Data	2.12%
Diversified Metals & Mining	1.87%
Movies & Entertainment	1.82%
Electronic Components	1.82%
Integrated Telecommunication Services	1.72%
Construction Materials	1.69%
Multi-Line Insurance	1.64%
Electronic Equipment & Instruments	1.50%
Property & Casualty Insurance	1.43%
Wireless Telecommunication Services	1.41%
Construction Machinery & Heavy Trucks	1.28%
Asset Management & Custody Banks	1.18%
Security & Alarm Services	0.99%
Industrial Machinery	0.96%
Internet & Direct Marketing Retail	0.56%
99.28%
Short-Term Investments
Short-Term Investments	0.72%
100.00%

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,143,904	$1,143,904	$9,276,128	$9,619,361	$—	$—	800,671	$800,671	$389
See Notes to Schedule of Investments.
State Street Institutional International Equity Fund	15

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 94.5% †
U.S. Treasuries - 24.4%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$2,321,000	$2,004,038
1.25%, 05/15/50 (a)	1,101,900	899,598
2.25%, 08/15/46 (a)	883,600	913,283
3.00%, 08/15/48 (a)	1,978,400	2,361,097
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	3,983,900	3,964,074
0.25%, 07/31/25 (a)	2,595,100	2,545,834
0.75%, 04/30/26 - 01/31/28 (a)	13,755,000	13,471,649
1.38%, 01/31/22 (a)	4,964,000	5,002,006
1.63%, 05/15/31 (a)	3,655,000	3,712,109
2.63%, 02/15/29 (a)	1,022,300	1,121,016
		35,994,704
Agency Mortgage Backed - 21.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,128,274	3,311,356
4.50%, 06/01/33 - 02/01/35 (a)	5,657	6,306
5.00%, 07/01/35 (a)	52,363	59,564
5.50%, 01/01/38 - 04/01/39 (a)	119,572	139,683
6.00%, 02/01/29 - 11/01/37 (a)	147,204	171,053
6.50%, 10/01/33 (a)	706	834
7.00%, 12/01/29 - 08/01/36 (a)	38,173	45,031
7.50%, 01/01/30 - 09/01/33 (a)	1,656	1,850
8.00%, 11/01/30 (a)	8,440	9,570
8.50%, 04/01/30 (a)	9,885	12,494
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	4,642,667	4,826,433
2.50%, 03/01/51	1,684,373	1,749,568
3.00%, 03/01/50 (a)	734,582	768,379
3.50%, 08/01/45 - 01/01/48 (a)	3,352,514	3,582,505
4.00%, 01/01/41 - 01/01/50 (a)	2,375,833	2,576,452
4.50%, 07/01/33 - 12/01/48 (a)	1,227,256	1,352,020
5.00%, 03/01/34 - 05/01/39 (a)	143,593	163,230
5.50%, 12/01/32 - 04/01/38 (a)	230,868	266,202
6.00%, 09/01/21 - 07/01/35 (a)	284,808	329,924
6.50%, 10/01/28 - 08/01/36 (a)	30,058	33,701
7.00%, 10/01/32 - 02/01/34 (a)	5,800	6,467
7.50%, 12/01/23 - 03/01/33 (a)	24,989	28,933
8.00%, 07/01/25 - 10/01/31 (a)	4,800	5,304
9.00%, 12/01/22 (a)	78	78
Federal National Mortgage Assoc. 1.25% + COF 11
5.50%, 10/01/24 (a)(b)	3,274	3,385
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	2,012	2,053
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 07/01/36 - 07/01/51 (c)	$4,443,091	$4,547,782
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	3,697,751	3,923,046
3.50%, 08/20/48 (a)	654,158	690,501
4.00%, 01/20/41 - 04/20/43 (a)	997,355	1,094,332
4.50%, 08/15/33 - 05/20/40 (a)	166,808	186,426
5.00%, 08/15/33 (a)	13,630	15,257
6.00%, 04/15/27 - 09/15/36 (a)	108,157	124,909
6.50%, 02/15/24 - 09/15/36 (a)	42,454	47,465
7.00%, 10/15/27 - 10/15/36 (a)	22,969	26,560
7.50%, 01/15/23 - 11/15/31 (a)	1,333	1,372
8.00%, 05/15/30 - 09/15/30 (a)	110	114
9.00%, 12/15/21 (a)	2	2
Government National Mortgage Assoc. TBA
2.50%, 07/01/51 (c)	1,833,000	1,895,945
		32,006,086
Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	493,996	1,914
2.51%, 07/25/29 (a)	290,000	312,287
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	66,661	2,027
5.50%, 06/15/33 (a)(d)	16,078	2,608
7.50%, 07/15/27 (a)(d)	1,670	251
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.53%, 08/15/25 (a)(b)(d)	8,596	82
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)	370	352
8.00%, 02/01/23 - 07/01/24 (a)(d)	777	65
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d)	89,727	2,971
5.00%, 02/25/40 - 09/25/40 (a)(d)	60,582	6,626
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.91%, 07/25/38 (a)(b)(d)	28,819	3,975
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.46%, 11/25/41 (a)(b)(d)	1,191,345	247,670
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(e)	7,123	6,356
4.50%, 08/25/35 - 01/25/36 (a)(d)	46,275	6,241
5.00%, 03/25/38 - 05/25/38 (a)(d)	28,348	5,335
5.50%, 12/25/33 (a)(d)	7,308	1,408
6.00%, 01/25/35 (a)(d)	32,273	5,221

See Notes to Schedule of Investments.
16	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
7.50%, 11/25/23 (a)(d)	$2,567	$173
8.00%, 08/25/23 - 07/25/24 (a)(d)	1,366	120
8.50%, 07/25/22 (a)(d)**	5	—
9.00%, 05/25/22 (a)(d)**	2	—
		605,682
Asset Backed - 0.9%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	35,183	35,501
Chase Funding Trust 2004-1
4.99%, 11/25/33	103,215	103,215
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (f)	473,000	487,457
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	264,000	264,952
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	3,183	3,186
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	15,474	15,493
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (f)	419,062	422,630
Securitized Term Auto Receivables Trust 2018-1
3.30%, 11/25/22 (f)	68,665	69,056
		1,401,490
Corporate Notes - 37.5%
3M Co.
3.13%, 09/19/46 (a)	42,000	44,507
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	217,000	213,029
Abbott Laboratories
3.75%, 11/30/26 (a)	223,000	252,249
4.90%, 11/30/46 (a)	34,000	46,400
AbbVie Inc.
2.60%, 11/21/24 (a)	65,000	68,565
2.95%, 11/21/26 (a)	109,000	117,179
3.20%, 05/14/26 - 11/21/29 (a)	104,000	112,841
3.25%, 10/01/22 (a)	29,000	29,810
3.45%, 03/15/22 (a)	87,000	88,471
4.05%, 11/21/39 (a)	29,000	33,665
4.25%, 11/21/49 (a)	71,000	85,128
4.63%, 10/01/42 (a)	2,000	2,472
4.70%, 05/14/45 (a)	7,000	8,734
4.88%, 11/14/48 (a)	5,000	6,483
5.00%, 12/15/21 (a)	55,000	55,522
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	126,000	140,882
AEP Texas Inc.
3.45%, 05/15/51	100,000	103,416
Aetna Inc.
3.50%, 11/15/24 (a)	29,000	31,374
Aircastle Ltd.
4.25%, 06/15/26 (a)	58,000	62,955
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	201,000	205,424
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	32,000	30,287
	Principal Amount	Fair Value
4.70%, 07/01/30 (a)	$40,000	$47,664
Ally Financial Inc.
5.75%, 11/20/25 (a)	42,000	48,175
Alphabet Inc.
1.10%, 08/15/30 (a)	138,000	131,083
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	45,000	44,138
4.00%, 02/04/61 (a)	20,000	19,277
4.45%, 05/06/50 (a)	21,000	22,346
4.50%, 05/02/43 (a)	11,000	11,876
Amazon.com Inc.
1.50%, 06/03/30 (a)	26,000	25,477
2.50%, 06/03/50 (a)	48,000	45,336
2.70%, 06/03/60 (a)	25,000	23,821
2.88%, 05/12/41	58,000	59,879
3.15%, 08/22/27 (a)	26,000	28,725
3.25%, 05/12/61	43,000	45,521
4.05%, 08/22/47 (a)	10,000	12,192
4.25%, 08/22/57 (a)	4,000	5,118
Amcor Flexibles North America Inc.
2.69%, 05/25/31	95,000	96,852
Ameren Corp.
2.50%, 09/15/24 (a)	75,000	79,000
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	25,000	25,147
3.25%, 03/01/50 (a)	25,000	24,964
American International Group Inc.
4.25%, 03/15/29 (a)	82,000	94,644
4.50%, 07/16/44 (a)	105,000	127,452
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	39,000	44,390
American Tower Corp.
1.50%, 01/31/28 (a)	101,000	98,378
2.90%, 01/15/30 (a)	113,000	118,795
3.70%, 10/15/49 (a)	26,000	28,178
3.80%, 08/15/29 (a)	26,000	28,999
4.70%, 03/15/22 (a)	200,000	205,956
American Water Capital Corp.
2.95%, 09/01/27 (a)	61,000	65,885
Amgen Inc.
2.45%, 02/21/30 (a)	126,000	129,893
3.15%, 02/21/40	55,000	57,200
3.38%, 02/21/50 (a)	16,000	16,861
4.56%, 06/15/48 (a)	20,000	25,146
4.66%, 06/15/51 (a)	5,000	6,457
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	266,000	294,063
4.70%, 02/01/36 (a)	13,000	15,944
4.90%, 02/01/46 (a)	22,000	27,828
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	77,000	85,579
4.00%, 04/13/28 (a)	34,000	38,711
4.35%, 06/01/40 (a)	71,000	84,491
4.38%, 04/15/38 (a)	39,000	46,478
4.50%, 06/01/50 (a)	88,000	107,306
4.60%, 04/15/48 (a)	19,000	23,229
4.75%, 04/15/58 (a)	11,000	13,781

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	17

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
5.55%, 01/23/49 (a)	$13,000	$17,874
Anthem Inc.
2.88%, 09/15/29 (a)	17,000	18,087
3.30%, 01/15/23 (a)	27,000	28,171
3.60%, 03/15/51 (a)	24,000	26,374
3.70%, 09/15/49 (a)	17,000	18,900
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	38,000	38,583
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (b)(f)	50,000	51,852
Apple Inc.
2.20%, 09/11/29 (a)	62,000	64,502
2.65%, 02/08/51 (a)	66,000	64,745
2.80%, 02/08/61 (a)	48,000	46,952
2.95%, 09/11/49 (a)	16,000	16,590
3.35%, 02/09/27 (a)	12,000	13,320
3.45%, 02/09/45 (a)	30,000	33,646
3.85%, 08/04/46 (a)	34,000	40,385
Applied Materials Inc.
4.35%, 04/01/47 (a)	80,000	101,933
Aptiv PLC
4.40%, 10/01/46 (a)	19,000	22,180
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	11,000	11,699
Ares Capital Corp.
2.88%, 06/15/28	146,000	148,070
3.25%, 07/15/25 (a)	202,000	212,544
Arthur J Gallagher & Co.
2.50%, 05/20/31	233,000	235,481
3.50%, 05/20/51	75,000	78,643
Ascension Health
4.85%, 11/15/53 (a)	17,000	23,881
Astrazeneca Finance LLC
1.75%, 05/28/28	95,000	94,953
2.25%, 05/28/31	40,000	40,558
AstraZeneca PLC
3.00%, 05/28/51	45,000	46,263
4.00%, 01/17/29 (a)	12,000	13,793
4.38%, 08/17/48 (a)	4,000	5,045
AT&T Inc.
1.70%, 03/25/26	348,000	351,738
2.30%, 06/01/27 (a)	52,000	53,814
2.75%, 06/01/31 (a)	228,000	237,027
3.30%, 02/01/52 (a)	35,000	34,089
3.85%, 06/01/60 (a)	69,000	72,785
4.35%, 03/01/29 (a)	68,000	78,711
4.45%, 04/01/24 (a)	24,000	26,224
4.50%, 05/15/35 (a)	70,000	82,151
4.55%, 03/09/49 (a)	26,000	30,515
4.75%, 05/15/46 (a)	36,000	43,736
4.80%, 06/15/44 (a)	20,000	24,049
4.85%, 03/01/39 (a)	31,000	37,688
5.25%, 03/01/37 (a)	23,000	29,011
5.35%, 12/15/43 (a)	15,000	18,747
Athene Holding Ltd.
6.15%, 04/03/30 (a)	54,000	68,202
Avangrid Inc.
3.15%, 12/01/24 (a)	45,000	48,193
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	95,000	97,303
	Principal Amount	Fair Value
Bank of America Corp.
3.25%, 10/21/27 (a)	$4,000	$4,339
4.18%, 11/25/27 (a)	130,000	145,558
Bank of America Corp. (1.73% fixed rate until 07/22/26; 0.96% + SOFR thereafter)
1.73%, 07/22/27 (b)	175,000	176,445
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (b)	146,000	147,193
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	325,000	334,558
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	31,000	31,467
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	19,000	20,478
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	163,000	178,459
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	72,000	79,615
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	17,000	19,669
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	93,000	110,529
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	79,000	90,790
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	65,000	67,150
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	83,000	102,873
Barclays PLC
4.84%, 05/09/28 (a)	200,000	224,460
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (b)	633,000	640,672
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	200,000	211,266
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,128

See Notes to Schedule of Investments.
18	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
BAT Capital Corp.
2.73%, 03/25/31 (a)	$60,000	$59,098
4.39%, 08/15/37 (a)	30,000	32,367
4.54%, 08/15/47 (a)	16,000	16,871
4.70%, 04/02/27 (a)	34,000	38,413
4.91%, 04/02/30 (a)	36,000	41,373
BAT International Finance PLC
1.67%, 03/25/26 (a)	35,000	35,043
Baxter International Inc.
3.95%, 04/01/30	57,000	65,614
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	10,000	10,031
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	23,000	23,502
3.70%, 06/06/27 (a)	26,000	28,901
3.73%, 12/15/24 (a)	4,000	4,357
4.67%, 06/06/47 (a)	3,000	3,739
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	16,000	17,583
3.70%, 07/15/30 (a)	81,000	91,801
3.80%, 07/15/48 (a)	38,000	43,162
4.25%, 10/15/50 (a)	33,000	40,496
6.13%, 04/01/36 (a)	64,000	90,184
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	42,000	41,050
2.85%, 10/15/50 (a)	27,000	26,917
Berry Global Inc.
4.88%, 07/15/26 (a)(f)	101,000	106,848
Biogen Inc.
2.25%, 05/01/30 (a)	20,000	20,053
3.15%, 05/01/50 (a)	14,000	13,767
Block Financial LLC
2.50%, 07/15/28	55,000	55,210
3.88%, 08/15/30 (a)	16,000	17,301
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(f)	204,000	214,584
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	23,000	26,674
Boston Scientific Corp.
4.70%, 03/01/49 (a)	9,000	11,520
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	44,000	42,737
3.02%, 01/16/27 (a)	56,000	60,408
3.38%, 02/08/61 (a)	90,000	90,444
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	66,000	70,424
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	53,000	58,165
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	35,000	33,836
2.35%, 11/13/40 (a)	65,000	62,561
3.20%, 06/15/26 (a)	23,000	25,250
3.40%, 07/26/29 (a)	42,000	47,048
3.45%, 11/15/27 (a)	12,000	13,382
4.13%, 06/15/39 (a)	19,000	22,971
4.25%, 10/26/49 (a)	19,000	23,998
	Principal Amount	Fair Value
4.35%, 11/15/47 (a)	$2,000	$2,535
4.55%, 02/20/48 (a)	46,000	60,041
5.00%, 08/15/45 (a)	21,000	28,736
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	85,000	85,047
Broadcom Inc.
3.15%, 11/15/25 (a)	20,000	21,452
3.42%, 04/15/33 (f)	35,000	36,903
3.47%, 04/15/34 (f)	3,000	3,175
4.15%, 11/15/30 (a)	53,000	59,475
4.30%, 11/15/32 (a)	37,000	42,129
Brown-Forman Corp.
4.00%, 04/15/38 (a)	4,000	4,711
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	10,000	11,027
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	61,000	74,834
4.55%, 09/01/44 (a)	31,000	39,513
Cameron LNG LLC
3.30%, 01/15/35 (a)(f)	17,000	18,247
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	42,000	46,260
4.95%, 06/01/47 (a)	3,000	3,742
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	13,000	13,803
Capital One Financial Corp.
3.75%, 07/28/26 (a)	675,000	744,613
Cardinal Health Inc.
2.62%, 06/15/22 (a)	9,000	9,181
3.08%, 06/15/24 (a)	12,000	12,732
Carrier Global Corp.
2.72%, 02/15/30 (a)	36,000	37,323
3.58%, 04/05/50 (a)	36,000	38,213
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	89,000	98,462
Centene Corp.
3.38%, 02/15/30 (a)	63,000	65,843
4.25%, 12/15/27 (a)	164,000	173,009
5.38%, 08/15/26 (a)(f)	297,000	310,395
CenterPoint Energy Inc.
2.65%, 06/01/31	65,000	66,326
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	58,000	58,393
3.70%, 04/01/51	87,000	86,579
4.46%, 07/23/22 (a)	90,000	93,162
4.80%, 03/01/50 (a)	18,000	20,738
4.91%, 07/23/25 (a)	63,000	71,434
5.05%, 03/30/29 (a)	39,000	46,102
5.75%, 04/01/48 (a)	14,000	17,866
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	81,000	92,924
7.00%, 06/30/24	176,000	201,553
Chevron Corp.
2.24%, 05/11/30 (a)	15,000	15,469
2.98%, 05/11/40 (a)	25,000	26,142
3.08%, 05/11/50 (a)	12,000	12,425
Chevron USA Inc.
3.85%, 01/15/28 (a)	34,000	38,761
3.90%, 11/15/24 (a)	16,000	17,544

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	19

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
4.20%, 10/15/49 (a)	$4,000	$4,922
5.05%, 11/15/44 (a)	2,000	2,684
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	36,000	38,971
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	47,000	59,430
Cigna Corp.
2.40%, 03/15/30 (a)	32,000	32,673
3.25%, 04/15/25 (a)	24,000	25,867
3.40%, 03/01/27 - 03/15/51 (a)	43,000	45,421
3.75%, 07/15/23 (a)	26,000	27,682
3.88%, 10/15/47 (a)	2,000	2,236
4.13%, 11/15/25 (a)	34,000	38,110
4.38%, 10/15/28 (a)	12,000	13,967
4.80%, 08/15/38 (a)	10,000	12,455
4.90%, 12/15/48 (a)	2,000	2,585
Cisco Systems Inc.
5.90%, 02/15/39 (a)	13,000	18,921
Citigroup Inc.
4.13%, 07/25/28 (a)	265,000	298,835
4.65%, 07/23/48 (a)	91,000	119,195
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (b)	56,000	56,139
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	220,000	224,657
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (b)	65,000	66,219
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	65,000	66,656
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	413,000	438,077
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	31,000	35,579
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	83,000	85,576
CMS Energy Corp.
4.88%, 03/01/44 (a)	43,000	54,953
CNA Financial Corp.
3.45%, 08/15/27 (a)	30,000	32,870
3.90%, 05/01/29 (a)	69,000	77,597
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	70,000	71,764
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	233,000	252,779
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	69,000	90,563
Comcast Corp.
2.65%, 08/15/62 (a)	22,000	20,079
2.80%, 01/15/51 (a)	48,000	46,195
3.10%, 04/01/25 (a)	35,000	37,757
	Principal Amount	Fair Value
3.20%, 07/15/36 (a)	$22,000	$23,554
3.25%, 11/01/39 (a)	50,000	53,205
3.45%, 02/01/50 (a)	44,000	47,662
3.97%, 11/01/47 (a)	29,000	33,832
4.15%, 10/15/28 (a)	12,000	13,895
4.60%, 08/15/45 (a)	6,000	7,539
4.70%, 10/15/48 (a)	43,000	55,748
CommonSpirit Health
4.35%, 11/01/42	129,000	150,758
Conagra Brands Inc.
5.30%, 11/01/38 (a)	12,000	15,263
5.40%, 11/01/48 (a)	10,000	13,366
ConocoPhillips
3.75%, 10/01/27 (a)(f)	10,000	11,232
4.30%, 08/15/28 (a)(f)	47,000	54,518
4.88%, 10/01/47 (a)(f)	9,000	11,821
ConocoPhillips Co.
4.30%, 11/15/44 (a)	22,000	26,513
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	24,000	25,623
3.35%, 04/01/30 (a)	16,000	17,616
3.88%, 06/15/47 (a)	52,000	58,355
3.95%, 04/01/50 (a)	44,000	50,041
Constellation Brands Inc.
3.15%, 08/01/29 (a)	233,000	250,449
3.70%, 12/06/26 (a)	46,000	51,169
4.50%, 05/09/47 (a)	19,000	22,977
Continental Resources Inc.
3.80%, 06/01/24	290,000	306,678
4.50%, 04/15/23 (a)	122,000	127,239
Corning Inc.
4.38%, 11/15/57 (a)	20,000	23,834
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(f)	85,000	82,110
Corporate Office Properties LP
2.25%, 03/15/26 (a)	55,000	56,537
2.75%, 04/15/31 (a)	36,000	36,279
Crown Castle International Corp.
3.30%, 07/01/30 (a)	281,000	301,816
4.15%, 07/01/50 (a)	36,000	41,087
5.20%, 02/15/49 (a)	35,000	45,478
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	68,000	85,482
CubeSmart LP
4.38%, 02/15/29 (a)	94,000	107,532
CVS Health Corp.
3.00%, 08/15/26 (a)	19,000	20,489
3.25%, 08/15/29 (a)	21,000	22,837
3.63%, 04/01/27 (a)	32,000	35,407
3.75%, 04/01/30 (a)	25,000	28,026
3.88%, 07/20/25 (a)	13,000	14,354
4.25%, 04/01/50 (a)	21,000	24,961
4.30%, 03/25/28 (a)	9,000	10,339
4.78%, 03/25/38 (a)	11,000	13,530
5.00%, 12/01/24 (a)	28,000	31,481
5.13%, 07/20/45 (a)	22,000	28,555
5.30%, 12/05/43 (a)	35,000	46,283
Dell International LLC/EMC Corp.
4.00%, 07/15/24	34,000	36,959
5.45%, 06/15/23	269,000	291,798

See Notes to Schedule of Investments.
20	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
6.02%, 06/15/26	$11,000	$13,193
8.35%, 07/15/46	27,000	44,173
Devon Energy Corp.
5.00%, 06/15/45 (a)	12,000	14,121
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	29,000	30,365
3.25%, 11/15/39 (a)	17,000	18,235
3.40%, 11/15/49 (a)	9,000	9,900
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	50,000	52,854
3.13%, 03/24/31	58,000	60,305
3.25%, 12/01/26 (a)	29,000	31,080
3.50%, 12/01/29 (a)	26,000	27,868
4.40%, 03/24/51	27,000	30,499
Digital Realty Trust LP
3.60%, 07/01/29 (a)	36,000	40,025
Discovery Communications LLC
2.95%, 03/20/23 (a)	65,000	67,625
3.95%, 03/20/28 (a)	44,000	48,989
4.95%, 05/15/42 (a)	3,000	3,561
5.00%, 09/20/37 (a)	7,000	8,477
Dollar General Corp.
3.50%, 04/03/30 (a)	57,000	62,689
4.13%, 04/03/50 (a)	31,000	36,334
Dollar Tree Inc.
4.00%, 05/15/25 (a)	51,000	56,285
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	26,000	27,582
3.38%, 04/01/30 (a)	94,000	102,484
Dover Corp.
2.95%, 11/04/29 (a)	32,000	34,394
DTE Energy Co.
2.85%, 10/01/26 (a)	24,000	25,585
3.85%, 12/01/23 (a)	15,000	16,049
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	14,000	16,430
Duke Energy Corp.
2.55%, 06/15/31	87,000	88,216
3.30%, 06/15/41	87,000	89,054
3.50%, 06/15/51	87,000	89,950
3.75%, 09/01/46 (a)	126,000	134,340
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (b)	75,000	80,044
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	18,000	21,738
Duke Realty LP
3.05%, 03/01/50 (a)	16,000	15,796
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	7,000	9,721
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(f)	18,000	19,556
Eastman Chemical Co.
4.65%, 10/15/44 (a)	35,000	42,524
Eaton Corp.
3.10%, 09/15/27 (a)	41,000	44,609
Ecolab Inc.
1.30%, 01/30/31 (a)	30,000	28,357
Edison International
4.95%, 04/15/25 (a)	75,000	83,113
5.75%, 06/15/27 (a)	7,000	7,974
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	66,000	67,678
	Principal Amount	Fair Value
Electronic Arts Inc.
1.85%, 02/15/31 (a)	$52,000	$50,284
Eli Lilly & Co.
3.95%, 03/15/49 (a)	30,000	36,416
Emera US Finance LP
2.64%, 06/15/31 (f)	95,000	95,619
Emerson Electric Co.
1.80%, 10/15/27 (a)	26,000	26,624
2.75%, 10/15/50 (a)	19,000	18,999
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	61,000	60,225
1.78%, 03/17/31 (a)(f)	184,000	176,588
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,577
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	89,000	99,533
Energy Transfer LP
4.25%, 03/15/23 (a)	52,000	54,574
4.50%, 04/15/24 (a)	8,000	8,713
4.95%, 06/15/28 (a)	9,000	10,437
5.30%, 04/01/44 - 04/15/47 (a)	51,000	59,379
5.35%, 05/15/45	58,000	67,123
6.13%, 12/15/45 (a)	4,000	5,092
6.50%, 02/01/42 (a)	21,000	27,261
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (b)	123,000	123,647
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	18,000	19,295
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	34,000	39,108
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	11,000	11,522
EOG Resources Inc.
4.15%, 01/15/26 (a)	6,000	6,756
4.38%, 04/15/30 (a)	81,000	96,008
4.95%, 04/15/50 (a)	16,000	21,376
5.10%, 01/15/36 (a)	9,000	11,173
Equinix Inc.
1.25%, 07/15/25 (a)	60,000	60,173
2.15%, 07/15/30 (a)	52,000	51,656
Equinor ASA
3.25%, 11/18/49 (a)	20,000	21,173
ERP Operating LP
4.50%, 07/01/44 (a)	30,000	37,801
Eversource Energy
3.45%, 01/15/50 (a)	31,000	32,752
Exelon Corp.
3.50%, 06/01/22 (a)	30,000	30,765
4.05%, 04/15/30 (a)	54,000	61,481
4.45%, 04/15/46 (a)	39,000	47,311
4.70%, 04/15/50 (a)	36,000	45,456
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	108,000	113,915
3.45%, 04/15/51 (a)	57,000	62,026
FedEx Corp.
4.10%, 02/01/45 (a)	84,000	96,007

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	21

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Information Services Inc.
1.15%, 03/01/26	$120,000	$119,052
1.65%, 03/01/28 (a)	48,000	47,710
3.10%, 03/01/41 (a)	12,000	12,328
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	80,000	92,793
Fiserv Inc.
3.50%, 07/01/29 (a)	199,000	219,063
4.40%, 07/01/49 (a)	10,000	12,046
Florida Power & Light Co.
2.85%, 04/01/25 (a)	80,000	85,490
4.13%, 02/01/42 (a)	59,000	71,900
Flowers Foods Inc.
2.40%, 03/15/31 (a)	52,000	52,102
Ford Motor Credit Company LLC
5.88%, 08/02/21 (a)	205,000	205,758
Fox Corp.
3.50%, 04/08/30 (a)	35,000	38,574
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	77,000	77,930
General Dynamics Corp.
4.25%, 04/01/50 (a)	90,000	115,274
General Mills Inc.
3.00%, 02/01/51 (a)(f)	18,000	18,136
General Motors Co.
5.20%, 04/01/45 (a)	2,000	2,477
5.40%, 10/02/23 - 04/01/48 (a)	17,000	19,922
6.13%, 10/01/25 (a)	66,000	78,130
6.80%, 10/01/27 (a)	29,000	36,508
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	163,000	161,918
2.35%, 01/08/31 (a)	43,000	42,419
3.45%, 01/14/22 - 04/10/22 (a)	441,000	448,827
5.25%, 03/01/26 (a)	24,000	27,727
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	90,000	92,256
3.60%, 03/01/25 (a)(f)	41,000	44,589
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	25,000	24,176
2.60%, 10/01/40 (a)	50,000	48,164
2.80%, 10/01/50 (a)	44,000	42,269
2.95%, 03/01/27 (a)	4,000	4,305
3.50%, 02/01/25 (a)	13,000	14,086
3.65%, 03/01/26 (a)	99,000	109,189
4.15%, 03/01/47 (a)	8,000	9,414
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	29,000	30,618
3.63%, 05/15/25 (a)	28,000	30,892
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	26,000	28,901
Glencore Funding LLC
3.88%, 04/27/51 (f)	87,000	91,304
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	97,000	96,499
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	125,000	127,551
2.60%, 10/15/25 (a)(f)	90,000	92,586
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	2,210
5.00%, 11/15/45 (a)	13,000	15,873
	Principal Amount	Fair Value
HCA Inc.
3.50%, 09/01/30 - 07/15/51	$210,000	$219,719
5.38%, 02/01/25	120,000	135,353
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	42,000	42,163
3.20%, 06/01/50 (a)(f)	19,000	19,653
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	32,000	30,983
Hess Corp.
5.60%, 02/15/41 (a)	6,000	7,504
5.80%, 04/01/47 (a)	3,000	3,916
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	5,000	6,752
Highwoods Realty LP
4.13%, 03/15/28 (a)	34,000	38,131
4.20%, 04/15/29 (a)	103,000	115,905
Honeywell International Inc.
2.70%, 08/15/29 (a)	43,000	46,134
Hormel Foods Corp.
1.80%, 06/11/30 (a)	76,000	75,451
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	400,000	401,336
HSBC Holdings PLC (2.80% fixed rate until 05/24/31; 1.19% + SOFR thereafter)
2.80%, 05/24/32 (b)	200,000	205,300
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	200,000	203,568
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	68,000	70,876
Huntsman International LLC
2.95%, 06/15/31	45,000	45,771
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	163,000	160,932
3.10%, 04/05/22 (a)(f)	17,000	17,309
Imperial Brands Finance PLC
3.50%, 02/11/23 (a)(f)	203,000	209,985
Indiana Michigan Power Co.
3.25%, 05/01/51	45,000	47,117
ING Groep N.V.
4.10%, 10/02/23 (a)	204,000	219,867
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (b)	288,000	290,900
Ingredion Inc.
3.90%, 06/01/50 (a)	16,000	17,963
Intel Corp.
2.45%, 11/15/29 (a)	58,000	61,090
2.60%, 05/19/26 (a)	33,000	35,292
3.10%, 02/15/60 (a)	55,000	56,187
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	16,000	15,187
2.65%, 09/15/40 (a)	16,000	15,333
International Business Machines Corp.
4.15%, 05/15/39 (a)	141,000	167,538
4.25%, 05/15/49 (a)	141,000	174,403
International Paper Co.
4.40%, 08/15/47 (a)	36,000	45,033

See Notes to Schedule of Investments.
22	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	$24,000	$25,968
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	90,000	94,872
Jabil Inc.
3.95%, 01/12/28 (a)	20,000	22,239
John Deere Capital Corp.
2.45%, 01/09/30 (a)	121,000	127,334
Johnson & Johnson
3.63%, 03/03/37 (a)	31,000	36,140
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	7,526
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	120,000	120,644
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	57,000	59,906
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (b)	58,000	60,392
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	90,000	103,639
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	77,000	89,476
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	123,000	136,957
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	62,000	70,226
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	361,000	427,854
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	81,000	83,867
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	170,000	185,880
Kaiser Foundation Hospitals
3.00%, 06/01/51	60,000	61,891
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	60,000	65,012
3.80%, 05/01/50 (a)	46,000	51,818
4.50%, 11/15/45 (a)	10,000	12,199
4.60%, 05/25/28 (a)	16,000	18,790
KeyCorp
2.25%, 04/06/27 (a)	107,000	110,983
	Principal Amount	Fair Value
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	$3,000	$3,490
5.00%, 03/01/43 (a)	13,000	15,629
6.38%, 03/01/41 (a)	11,000	15,210
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	11,000	13,346
KLA Corp.
3.30%, 03/01/50 (a)	77,000	81,812
4.10%, 03/15/29 (a)	73,000	84,165
4.65%, 11/01/24 (a)	66,000	73,697
Kohl's Corp.
3.38%, 05/01/31	109,000	112,915
5.55%, 07/17/45 (a)	41,000	49,166
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	157,000	176,267
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,646
Leidos Inc.
2.95%, 05/15/23	88,000	91,492
3.63%, 05/15/25	25,000	27,151
4.38%, 05/15/30	90,000	102,112
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(f)	17,000	18,672
Life Storage LP
2.20%, 10/15/30 (a)	57,000	56,297
Lincoln National Corp.
4.35%, 03/01/48 (a)	125,000	149,346
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	400,000	441,440
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	9,000	9,949
3.80%, 03/01/45 (a)	15,000	17,491
4.50%, 05/15/36 (a)	22,000	27,656
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	25,000	24,386
1.70%, 10/15/30 (a)	18,000	17,267
3.00%, 10/15/50 (a)	62,000	61,081
3.70%, 04/15/46 (a)	12,000	13,182
4.05%, 05/03/47 (a)	12,000	13,827
LYB International Finance II BV
3.50%, 03/02/27 (a)	7,000	7,639
LYB International Finance III LLC
1.25%, 10/01/25 (a)	30,000	29,963
3.63%, 04/01/51 (a)	43,000	45,531
3.80%, 10/01/60 (a)	21,000	22,173
Marathon Oil Corp.
3.85%, 06/01/25 (a)	14,000	15,249
Marvell Technology Inc.
1.65%, 04/15/26 (f)	195,000	194,928
2.45%, 04/15/28 (f)	95,000	96,824
2.95%, 04/15/31 (f)	85,000	88,129
Masco Corp.
3.50%, 11/15/27 (a)	5,000	5,495
McCormick & Company Inc.
1.85%, 02/15/31 (a)	29,000	28,036
3.25%, 11/15/25 (a)	254,000	275,387
McDonald's Corp.
3.60%, 07/01/30 (a)	55,000	61,849
3.63%, 09/01/49 (a)	10,000	11,079
4.88%, 12/09/45 (a)	14,000	18,023
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,623

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	23

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	$34,000	$42,960
Merck & Company Inc.
2.45%, 06/24/50 (a)	105,000	98,976
2.75%, 02/10/25 (a)	23,000	24,506
4.00%, 03/07/49 (a)	4,000	4,892
MetLife Inc.
4.72%, 12/15/44 (a)	51,000	66,279
Microchip Technology Inc.
2.67%, 09/01/23	471,000	490,471
Micron Technology Inc.
2.50%, 04/24/23 (a)	65,000	67,171
Microsoft Corp.
2.40%, 08/08/26 (a)	51,000	54,349
2.68%, 06/01/60 (a)	9,000	8,961
2.88%, 02/06/24 (a)	150,000	158,724
2.92%, 03/17/52	138,000	146,382
3.04%, 03/17/62	56,000	59,877
3.45%, 08/08/36 (a)	9,000	10,401
3.50%, 02/12/35 (a)	18,000	20,865
Morgan Stanley
3.70%, 10/23/24 (a)	130,000	141,745
3.95%, 04/23/27 (a)	149,000	166,445
4.35%, 09/08/26 (a)	54,000	61,197
5.00%, 11/24/25 (a)	597,000	688,580
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	57,000	55,985
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	207,000	231,207
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	114,000	133,750
MPLX LP
2.65%, 08/15/30 (a)	40,000	40,431
3.38%, 03/15/23 (a)	164,000	171,426
5.20%, 12/01/47 (a)	6,000	7,324
MPLX LP (1.22% fixed rate until 08/02/21; 1.10% + 3 month USD LIBOR thereafter)
1.22%, 09/09/22 (a)(b)	65,000	65,036
Mylan Inc.
5.20%, 04/15/48 (a)	12,000	14,735
National Retail Properties Inc.
4.00%, 11/15/25 (a)	82,000	90,888
NewMarket Corp.
2.70%, 03/18/31 (a)	40,000	40,067
Newmont Corp.
4.88%, 03/15/42 (a)	17,000	21,598
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	39,000	42,294
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	65,000	75,730
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	90,000	92,798
NIKE Inc.
3.38%, 03/27/50 (a)	19,000	21,448
	Principal Amount	Fair Value
NiSource Inc.
3.60%, 05/01/30 (a)	$38,000	$42,070
3.95%, 03/30/48 (a)	12,000	13,714
Nordstrom Inc.
4.00%, 03/15/27	145,000	150,897
4.25%, 08/01/31 (f)	30,000	31,324
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	16,000	18,408
NOV Inc.
3.60%, 12/01/29 (a)	49,000	51,238
Novant Health Inc.
3.32%, 11/01/61	40,000	42,424
Novartis Capital Corp.
2.20%, 08/14/30 (a)	94,000	97,211
Nucor Corp.
2.98%, 12/15/55 (a)(f)	21,000	20,309
3.95%, 05/01/28 (a)	21,000	23,935
Nutrien Ltd.
4.90%, 06/01/43 (a)	12,000	15,166
NVIDIA Corp.
2.85%, 04/01/30 (a)	36,000	38,977
3.50%, 04/01/50 (a)	83,000	93,863
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (f)	76,000	77,059
2.70%, 05/01/25 (a)(f)	95,000	100,158
3.25%, 05/11/41 (f)	60,000	61,523
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	17,000	17,383
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	29,000	31,546
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	16,000	18,722
ONEOK Inc.
4.35%, 03/15/29 (a)	31,000	35,002
Oracle Corp.
1.65%, 03/25/26	80,000	81,110
2.30%, 03/25/28	27,000	27,724
2.40%, 09/15/23 (a)	18,000	18,673
2.65%, 07/15/26 (a)	23,000	24,275
2.88%, 03/25/31	40,000	41,651
2.95%, 04/01/30 (a)	115,000	121,207
3.60%, 04/01/50 (a)	97,000	99,664
3.65%, 03/25/41	45,000	47,796
3.80%, 11/15/37 (a)	6,000	6,578
3.95%, 03/25/51	45,000	49,171
4.00%, 07/15/46 - 11/15/47 (a)	38,000	41,370
4.10%, 03/25/61	55,000	60,953
Orbia Advance Corp. SAB de C.V.
1.88%, 05/11/26 (f)	293,000	294,943
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	55,000	57,168
2.57%, 02/15/30 (a)	25,000	25,907
3.36%, 02/15/50 (a)	21,000	22,116
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	217,000	241,504
Owens Corning
4.40%, 01/30/48 (a)	15,000	17,704
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	29,000	28,171
2.50%, 02/01/31 (a)	53,000	49,728
3.00%, 06/15/28	60,000	60,268
3.30%, 08/01/40 (a)	53,000	48,200

See Notes to Schedule of Investments.
24	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
3.50%, 08/01/50 (a)	$25,000	$22,251
4.30%, 03/15/45 (a)	43,000	41,392
PacifiCorp
2.70%, 09/15/30 (a)	32,000	33,610
6.25%, 10/15/37 (a)	113,000	161,095
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	21,000	22,971
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	76,000	79,358
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	36,000	38,611
3.25%, 06/01/50 (a)	69,000	75,053
PepsiCo Inc.
1.63%, 05/01/30 (a)	73,000	72,041
2.63%, 07/29/29 (a)	51,000	54,609
3.45%, 10/06/46 (a)	15,000	16,837
Pfizer Inc.
2.70%, 05/28/50 (a)	121,000	120,639
3.45%, 03/15/29 (a)	29,000	32,624
3.60%, 09/15/28 (a)	28,000	31,713
3.90%, 03/15/39 (a)	14,000	16,686
4.13%, 12/15/46 (a)	8,000	9,928
4.40%, 05/15/44 (a)	4,000	5,130
Philip Morris International Inc.
1.50%, 05/01/25 (a)	25,000	25,507
2.10%, 05/01/30 (a)	17,000	16,957
Phillips 66
2.15%, 12/15/30 (a)	179,000	176,098
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	107,000	112,458
3.75%, 03/01/28 (a)	12,000	13,144
4.68%, 02/15/45 (a)	13,000	14,877
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	125,000	123,751
2.15%, 01/15/31 (a)	40,000	39,254
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	28,476
3.65%, 06/01/22 (a)	40,000	40,818
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	71,000	76,356
Precision Castparts Corp.
4.38%, 06/15/45 (a)	14,000	16,988
Prospect Capital Corp.
3.36%, 11/15/26	80,000	80,164
Prudential Financial Inc.
3.94%, 12/07/49 (a)	76,000	89,187
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	83,000	97,191
PVH Corp.
4.63%, 07/10/25 (a)	80,000	89,263
QUALCOMM Inc.
1.30%, 05/20/28 (a)	6,000	5,873
4.30%, 05/20/47 (a)	2,000	2,518
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	12,000	12,717
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	15,000	15,193
	Principal Amount	Fair Value
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	$197,000	$214,237
3.50%, 03/15/27 (a)	16,000	17,656
3.95%, 08/16/25 (a)	14,000	15,568
4.15%, 05/15/45 (a)	15,000	17,789
4.45%, 11/16/38 (a)	12,000	14,524
Realty Income Corp.
3.00%, 01/15/27 (a)	41,000	44,288
3.25%, 01/15/31 (a)	32,000	34,921
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	61,000	57,864
2.80%, 09/15/50 (a)	29,000	26,436
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	105,000	103,650
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	12,000	14,625
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	49,000	61,338
Rogers Communications Inc.
5.00%, 03/15/44 (a)	7,000	8,756
Roper Technologies Inc.
2.95%, 09/15/29 (a)	85,000	90,903
Ross Stores Inc.
4.70%, 04/15/27 (a)	14,000	16,224
Royalty Pharma PLC
0.75%, 09/02/23 (a)(f)	35,000	35,105
1.20%, 09/02/25 (a)(f)	45,000	44,618
1.75%, 09/02/27 (a)(f)	25,000	24,641
2.20%, 09/02/30 (a)(f)	12,000	11,771
RPM International Inc.
3.75%, 03/15/27 (a)	17,000	18,664
Ryder System Inc.
2.90%, 12/01/26 (a)	85,000	91,049
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	12,000	13,554
4.50%, 05/15/30 (a)	21,000	24,230
5.00%, 03/15/27 (a)	6,000	6,928
5.88%, 06/30/26 (a)	67,000	79,287
Salesforce.com Inc.
1.95%, 07/15/31 (c)	95,000	95,147
2.70%, 07/15/41 (c)	70,000	70,439
2.90%, 07/15/51 (c)	120,000	121,255
3.05%, 07/15/61 (c)	60,000	60,973
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	13,000	14,516
Sempra Energy
3.80%, 02/01/38 (a)	9,000	10,039
4.00%, 02/01/48 (a)	21,000	23,549
Shell International Finance BV
2.38%, 08/21/22 (a)	2,000	2,047
3.13%, 11/07/49 (a)	54,000	55,893
3.75%, 09/12/46 (a)	8,000	9,049
4.13%, 05/11/35 (a)	12,000	14,252
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,093
3.20%, 09/23/26 (a)	10,000	10,855
Siemens Financieringsmaatschappij N.V.
2.88%, 03/11/41 (a)(f)	250,000	258,215
Simon Property Group LP
3.38%, 06/15/27 (a)	54,000	58,824

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	25

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Skyworks Solutions Inc.
1.80%, 06/01/26	$85,000	$86,201
3.00%, 06/01/31	20,000	20,491
South Jersey Industries Inc.
5.02%, 04/15/31	116,000	122,410
Southern California Edison Co.
2.40%, 02/01/22 (a)	37,000	37,313
4.00%, 04/01/47 (a)	46,000	48,438
4.20%, 03/01/29 (a)	31,000	35,018
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	33,000	36,712
4.40%, 05/30/47 (a)	11,000	12,957
Southwest Airlines Co.
2.63%, 02/10/30 (a)	54,000	55,386
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	19,000	20,152
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	6,000	6,523
4.50%, 03/15/45 (a)	2,000	2,349
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (b)(f)	203,000	203,682
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(f)	203,000	213,055
Starbucks Corp.
4.00%, 11/15/28 (a)	16,000	18,413
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	120,000	122,332
Stryker Corp.
1.95%, 06/15/30 (a)	71,000	70,228
2.90%, 06/15/50 (a)	32,000	32,145
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (f)	292,000	317,909
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,315
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (b)(f)	250,000	249,250
Sysco Corp.
3.25%, 07/15/27 (a)	16,000	17,350
5.95%, 04/01/30 (a)	22,000	28,267
6.60%, 04/01/50 (a)	8,000	12,432
Tampa Electric Co.
2.40%, 03/15/31	80,000	81,950
3.45%, 03/15/51	60,000	65,854
4.35%, 05/15/44 (a)	35,000	42,217
Tapestry Inc.
4.13%, 07/15/27 (a)	28,000	30,616
4.25%, 04/01/25 (a)	285,000	309,975
Target Corp.
2.50%, 04/15/26 (a)	20,000	21,510
Teck Resources Ltd.
3.90%, 07/15/30 (a)	150,000	162,007
Teledyne Technologies Inc.
2.25%, 04/01/28 (a)	56,000	57,057
Texas Instruments Inc.
3.88%, 03/15/39 (a)	19,000	22,811
	Principal Amount	Fair Value
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	$40,000	$43,417
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	86,000	94,855
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	109,000	111,630
The Boeing Co.
2.20%, 02/04/26 (a)	166,000	167,569
2.70%, 02/01/27 (a)	158,000	163,266
2.95%, 02/01/30 (a)	11,000	11,264
3.25%, 03/01/28 (a)	15,000	15,825
3.55%, 03/01/38 (a)	16,000	16,390
3.75%, 02/01/50 (a)	31,000	31,978
5.04%, 05/01/27 (a)	261,000	301,309
5.15%, 05/01/30 (a)	92,000	109,025
5.81%, 05/01/50 (a)	59,000	79,608
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	101,000	103,289
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	57,000	65,858
The Clorox Co.
1.80%, 05/15/30 (a)	90,000	88,515
The Coca-Cola Co.
2.60%, 06/01/50 (a)	66,000	63,535
2.75%, 06/01/60 (a)	26,000	25,489
The Dow Chemical Co.
2.10%, 11/15/30 (a)	103,000	102,001
3.60%, 11/15/50 (a)	43,000	46,357
4.25%, 10/01/34 (a)	21,000	24,289
5.55%, 11/30/48 (a)	13,000	18,249
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	65,000	67,904
The George Washington University
4.13%, 09/15/48	84,000	104,245
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	186,000	202,118
3.85%, 01/26/27 (a)	200,000	220,568
4.25%, 10/21/25 (a)	204,000	228,239
5.15%, 05/22/45 (a)	57,000	76,017
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	146,000	145,552
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	101,000	98,077
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	55,000	57,552

See Notes to Schedule of Investments.
26	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	$94,000	$105,114
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	40,000	46,901
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	52,000	54,784
The Hartford Financial Services Group Inc. (2.28% fixed rate until 06/28/21; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/67 (a)(b)(f)	77,000	74,194
The Home Depot Inc.
2.70%, 04/15/30 (a)	43,000	46,008
3.35%, 04/15/50 (a)	37,000	40,945
3.50%, 09/15/56 (a)	17,000	19,214
3.90%, 12/06/28 - 06/15/47 (a)	53,000	62,304
4.50%, 12/06/48 (a)	31,000	40,296
The Kroger Co.
2.20%, 05/01/30 (a)	33,000	33,189
4.65%, 01/15/48 (a)	10,000	12,260
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (f)	59,000	62,992
The Southern Co.
3.25%, 07/01/26 (a)	6,000	6,509
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	89,000	85,763
The Walt Disney Co.
2.65%, 01/13/31 (a)	52,000	54,611
3.38%, 11/15/26 (a)	5,000	5,514
3.60%, 01/13/51 (a)	31,000	35,136
4.75%, 11/15/46 (a)	3,000	3,905
6.65%, 11/15/37 (a)	26,000	39,300
The Williams Companies Inc.
3.75%, 06/15/27 (a)	4,000	4,441
4.85%, 03/01/48 (a)	12,000	14,606
4.90%, 01/15/45 (a)	42,000	50,794
5.40%, 03/04/44 (a)	2,000	2,531
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	3,000	3,326
4.50%, 03/25/30 (a)	12,000	14,289
Time Warner Cable LLC
6.55%, 05/01/37 (a)	14,000	19,036
T-Mobile USA Inc.
3.50%, 04/15/25	55,000	59,646
3.75%, 04/15/27	81,000	89,512
3.88%, 04/15/30	65,000	72,552
4.50%, 04/15/50	32,000	38,067
Total Capital International S.A.
3.46%, 02/19/29 (a)	43,000	47,944
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	26,000	28,078
3.80%, 03/21/29 (a)	52,000	58,700
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	31,000	35,651
4.88%, 01/15/26 (a)	7,000	8,046
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	$85,000	$91,865
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	13,000	14,721
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	83,000	88,095
TSMC Global Ltd.
0.75%, 09/28/25 (a)(f)	247,000	241,951
1.25%, 04/23/26 (f)	291,000	289,365
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	3,614
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	23,000	24,812
Tyson Foods Inc.
4.00%, 03/01/26 (a)	79,000	88,072
4.55%, 06/02/47 (a)	2,000	2,444
UDR Inc.
2.10%, 08/01/32 (a)	44,000	42,279
3.00%, 08/15/31 (a)	21,000	22,067
Union Pacific Corp.
3.50%, 06/08/23 (a)	31,000	32,805
3.60%, 09/15/37 (a)	5,000	5,598
3.80%, 04/06/71 (f)	21,000	23,261
4.10%, 09/15/67 (a)	17,000	19,809
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	57,000	57,473
4.45%, 12/15/48 (a)	15,000	19,197
4.75%, 07/15/45 (a)	7,000	9,177
Vale S.A.
5.63%, 09/11/42 (a)	19,000	23,769
Valero Energy Corp.
2.85%, 04/15/25 (a)	43,000	45,593
4.00%, 04/01/29 (a)	21,000	23,448
Ventas Realty LP
3.25%, 10/15/26 (a)	71,000	77,252
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	36,000	37,650
Verizon Communications Inc.
1.45%, 03/20/26	115,000	116,063
2.10%, 03/22/28	85,000	86,800
2.55%, 03/21/31	80,000	81,852
3.00%, 03/22/27 (a)	246,000	264,553
3.40%, 03/22/41	60,000	63,554
3.55%, 03/22/51	43,000	45,948
3.70%, 03/22/61	55,000	58,989
4.40%, 11/01/34 (a)	194,000	231,329
4.52%, 09/15/48 (a)	34,000	41,970
4.67%, 03/15/55 (a)	47,000	60,726
5.25%, 03/16/37 (a)	13,000	17,148
ViacomCBS Inc.
2.90%, 01/15/27 (a)	16,000	17,013
3.70%, 06/01/28 (a)	31,000	34,501
5.25%, 04/01/44 (a)	2,000	2,557
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	34,000	39,971
Visa Inc.
2.00%, 08/15/50 (a)	22,000	19,445
2.05%, 04/15/30 (a)	36,000	37,032
2.70%, 04/15/40 (a)	38,000	39,306

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	27

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Viterra Finance BV
2.00%, 04/21/26 (f)	$230,000	$230,306
Vodafone Group PLC
4.38%, 05/30/28 (a)	39,000	45,367
5.25%, 05/30/48 (a)	18,000	23,595
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(f)	201,000	198,600
Vontier Corp.
2.40%, 04/01/28 (a)(f)	116,000	115,154
2.95%, 04/01/31 (a)(f)	90,000	90,348
Vornado Realty LP
2.15%, 06/01/26	105,000	106,511
3.40%, 06/01/31	40,000	41,246
3.50%, 01/15/25 (a)	14,000	14,903
Vulcan Materials Co.
3.90%, 04/01/27 (a)	12,000	13,522
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	5,000	5,510
Walmart Inc.
3.63%, 12/15/47 (a)	12,000	14,076
3.70%, 06/26/28 (a)	24,000	27,321
3.95%, 06/28/38 (a)	24,000	28,836
4.05%, 06/29/48 (a)	34,000	42,779
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	25,000	27,255
Wells Fargo & Co.
4.15%, 01/24/29 (a)	66,000	75,957
4.75%, 12/07/46 (a)	98,000	123,861
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	55,000	56,184
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	349,000	361,885
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	77,000	78,959
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	402,000	434,244
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (b)	117,000	131,303
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	33,000	34,233
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	26,000	28,538
Willis North America Inc.
3.60%, 05/15/24 (a)	75,000	80,656
3.88%, 09/15/49 (a)	36,000	40,725
WPP Finance 2010
3.75%, 09/19/24 (a)	19,000	20,690
WRKCo Inc.
3.00%, 09/15/24 (a)	19,000	20,151
	Principal Amount	Fair Value
Xcel Energy Inc.
3.40%, 06/01/30 (a)	$44,000	$48,347
Zoetis Inc.
3.00%, 09/12/27 (a)	5,000	5,399
3.90%, 08/20/28 (a)	17,000	19,359
		55,400,679
Non-Agency Collateralized Mortgage Obligations - 8.6%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	1,168,000	1,263,454
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	487,000	569,179
Benchmark 2019-B12 Mortgage Trust
3.12%, 08/15/52 (a)	140,000	152,469
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/52 (a)	1,000,000	1,145,590
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	222,000	239,154
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	827,000	882,125
CFCRE Commercial Mortgage Trust 2016-C7
4.56%, 12/10/54 (a)(b)	160,000	158,714
Citigroup Commercial Mortgage Trust 2015-GC35
4.63%, 11/10/48 (a)(b)	278,000	267,844
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	717,000	786,178
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (a)(b)	126,803	141,022
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(f)	107,000	106,138
CSAIL 2015-C3 Commercial Mortgage Trust
4.27%, 08/15/48 (a)(b)	365,943	386,266
CSAIL 2016-C7 Commercial Mortgage Trust
4.48%, 11/15/49 (a)(b)	267,000	293,551
GS Mortgage Securities Trust 2012-GCJ9
2.08%, 11/10/45 (a)(b)(d)	668,840	11,679
GS Mortgage Securities Trust 2014-GC22
4.85%, 06/10/47 (a)(b)	174,000	181,175
GS Mortgage Securities Trust 2014-GC24
4.65%, 09/10/47 (a)(b)	211,000	222,657
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(b)	213,000	187,425
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	379,000	404,214
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	773,000	811,386
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	1,526,000	1,648,086
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.63%, 12/15/47 (a)(b)(d)	567,668	9,230

See Notes to Schedule of Investments.
28	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Principal Amount	Fair Value
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%, 11/15/48 (a)(b)	$494,000	$414,685
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(d)	1,094	12
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.26%, 02/15/46 (a)(b)	223,000	216,422
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.01%, 03/15/48 (a)(b)(d)	3,428,672	86,898
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(b)	227,000	223,657
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(f)	535,000	544,519
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	534,000	511,892
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%, 02/15/48 (a)(b)(d)	2,650,233	98,609
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	140,000	134,462
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	544,000	585,825
		12,684,517
Sovereign Bonds - 0.6%
Government of Chile
2.55%, 01/27/32 (a)	203,000	207,446
Government of Mexico
4.60%, 02/10/48 (a)	202,000	217,081
Government of Peru
1.86%, 12/01/32 (a)	75,000	69,671
2.78%, 12/01/60 (a)	125,000	111,376
5.63%, 11/18/50 (a)	113,000	155,749
	Principal Amount	Fair Value
Government of Uruguay
5.10%, 06/18/50 (a)	$117,568	$153,987
		915,310
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	105,000	148,011
Board of Regents of the University of Texas System
3.35%, 08/15/47	95,000	108,490
State of California
4.60%, 04/01/38	165,000	192,909
State of Illinois
5.10%, 06/01/33	100,000	117,584
		566,994
Total Bonds and Notes (Cost $136,306,180)		139,575,462

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $214,450) (b)	8,578	236,324
Total Investments in Securities (Cost $136,520,630)		139,811,786
Short-Term Investments - 9.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $14,686,633)	14,686,633	14,686,633
Total Investments (Cost $151,207,263)		154,498,419
Liabilities in Excess of Other Assets, net - (4.6)%		(6,843,439)
NET ASSETS - 100.0%		$147,654,980

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,695	5.00%/ Quarterly	06/20/25	$266,892	$(133,658)	$400,550

The Fund had the following long futures contracts open at June 30, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2021	17	$2,670,688	$2,732,751	$62,063
2 Yr. U.S. Treasury Notes Futures	September 2021	87	19,200,667	19,167,867	(32,800)
Ultra Long-Term U.S. Treasury Bond Futures	September 2021	21	3,910,617	4,046,437	135,820
					$165,083

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	29

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	September 2021	37	$(5,352,303)	$(5,446,515)	$(94,212)
10 Yr. U.S. Treasury Notes Futures	September 2021	62	(8,167,417)	(8,215,001)	(47,584)
5 Yr. U.S. Treasury Notes Futures	September 2021	25	(3,086,557)	(3,085,742)	815
					$(140,981)
					$24,102
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to $8,460,525 or 5.73% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Step coupon bond.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2021.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
See Notes to Schedule of Investments.
30	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
June 30, 2021 (Unaudited)

TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$35,994,704	$—	$35,994,704
Agency Mortgage Backed	—	32,006,086	—	32,006,086
Agency Collateralized Mortgage Obligations	—	605,682	—	605,682
Asset Backed	—	1,401,490	—	1,401,490
Corporate Notes	—	55,400,679	—	55,400,679
Non-Agency Collateralized Mortgage Obligations	—	12,684,517	—	12,684,517
Sovereign Bonds	—	915,310	—	915,310
Municipal Bonds and Notes	—	566,994	—	566,994
Preferred Stock	236,324	—	—	236,324
Short-Term Investments	14,686,633	—	—	14,686,633
Total Investments in Securities	$14,922,957	$139,575,462	$—	$154,498,419
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	400,550	—	400,550
Long Futures Contracts - Unrealized Appreciation	197,883	—	—	197,883
Long Futures Contracts - Unrealized Depreciation	(32,800)	—	—	(32,800)
Short Futures Contracts - Unrealized Appreciation	815	—	—	815
Short Futures Contracts - Unrealized Depreciation	(141,796)	—	—	(141,796)
Total Other Financial Instruments	$24,102	$400,550	$—	$424,652

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,155,711	$9,155,711	$69,222,636	$63,691,714	$—	$—	14,686,633	$14,686,633	$5,085
See Notes to Schedule of Investments.
State Street Active Core Bond Fund	31

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2021 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments.
In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“U.S. GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
32

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2021 (Unaudited)

•Level 1 — Quoted prices for identical investments in active markets.
•Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
•Level 3 — Significant inputs to the valuation model are unobservable.
The value of each Fund's investments according to the fair value hierarchy as of June 30, 2021 is disclosed in each Fund's respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2021 the following Funds entered into futures contracts for strategies listed below:
Funds	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps
During the period ended June 30, 2021, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
33

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2021 (Unaudited)

Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
During the period ended June 30, 2021, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.
Delayed Delivery Transactions and When-Issued Securities
During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions
The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
34